Schedule of Investments (unaudited) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 6.7%
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 3.10%, 07/15/26(a)(b)	USD 949	$949,430
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.05%, 10/21/28(a)(b)	1,130	1,125,890
Allegro CLO IV Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.15%, 01/15/30	1,460	1,459,046
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.70%), 3.70%, 01/15/30	560	558,717
ALM V Ltd.(a)(b):
Series 2012-5A, Class A2R3, (LIBOR USD 3 Month + 1.25%), 3.25%, 10/18/27	1,000	988,979
Series 2012-5A, Class BR3, (LIBOR USD 3 Month + 1.65%), 3.65%, 10/18/27	610	603,319
ALM VII R Ltd., Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 3.41%, 10/15/28(a)(b)	690	688,254
ALM XII Ltd.(a)(b):
Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 2.89%, 04/16/27	240	239,851
Series 2015-12A, Class BR2, (LIBOR USD 3 Month + 1.65%), 3.65%, 04/16/27	1,110	1,088,886
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 3.50%, 07/15/27	1,480	1,465,559
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 3.90%, 07/15/27	560	557,470
ALM XVIII Ltd., Series 2016-18A, Class A2R, (LIBOR USD 3 Month + 1.65%), 3.65%, 01/15/28(a)(b)	250	249,547
AMMC CLO 16 Ltd., Series 2015-16A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.60%, 04/14/29(a)(b)	250	247,888
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.10%, 11/10/30(a)(b)	500	496,838
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 3.20%, 07/24/29(a)(b)	790	793,456
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (LIBOR USD 3 Month + 1.25%), 3.19%, 07/25/29(a)(b)	1,530	1,527,381
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 2.99%, 04/13/31(a)(b)	2,240	2,205,157
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 3.44%, 01/28/31(a)(b)	1,040	1,023,498
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 2.99%, 01/28/31(a)(b)	920	914,350
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 3.45%, 01/15/30	420	414,369
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 3.85%, 01/15/30	250	242,687
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.27%, 07/15/30(a)(b)	580	578,448
Anchorage Capital CLO 7 Ltd.(a)(b):
Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 2.96%, 10/15/27	5,890	5,885,701

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2015-7A, Class CR, (LIBOR USD 3 Month + 1.70%), 3.70%, 10/15/27	USD 620	$618,277
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class AR, (LIBOR USD 3 Month + 1.00%), 2.94%, 07/28/28	570	569,751
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.54%, 07/28/28	650	645,993
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.24%, 10/13/30(a)(b)	670	666,369
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.08%, 04/15/31(a)(b)	4,166	4,138,342
Apidos CLO XV, Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 2.98%, 04/20/31(a)(b)	500	494,478
Apidos CLO XVI, Series 2013-16A, Class A1R, (LIBOR USD 3 Month + 0.98%), 2.95%, 01/19/25(a)(b)	5	5,397
Apidos CLO XVIII, Series 2018-18A, Class A1, (LIBOR USD 3 Month + 1.14%), 3.09%, 10/22/30(a)(b)	350	348,938
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 2.73%, 08/15/27(a)(b)	450	450,042
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.17%, 10/15/30(a)(b)	310	310,403
Atrium IX, Series 9A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.15%, 05/28/30(a)(b)	990	989,017
Atrium XII, Series 12A, Class AR, (LIBOR USD 3 Month + 0.83%), 2.78%, 04/22/27(a)(b)	380	379,518
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 3.04%, 04/25/26(a)(b)	3,783	3,786,655
Avery Point V CLO Ltd.(a)(b):
Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 2.98%, 07/17/26	589	588,674
Series 2014-5A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.50%, 07/17/26	650	648,811
Avery Point VI CLO Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.05%), 2.94%, 08/05/27	900	897,866
Series 2015-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.39%, 08/05/27	840	834,482
Avery Point VII CLO Ltd., Series 2015-7A, Class AR, (LIBOR USD 3 Month + 1.14%), 3.14%, 01/15/28(a)(b)	1,650	1,647,262
B2R Mortgage Trust, Series 2015-2, Class A, 3.34%, 11/15/48(b)	116	116,629
Babson CLO Ltd., Series 2015-IA, Class BR, (LIBOR USD 3 Month + 1.40%), 3.37%, 01/20/31(a)(b)	250	245,040
Bain Capital Credit CLO Ltd., Series 2018-2A, Class A1, (LIBOR USD 3 Month + 1.08%), 3.05%, 07/19/31(a)(b)	330	328,286
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 2.92%, 07/20/29(a)(b)	270	267,929
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, (LIBOR USD 3 Month + 1.04%), 3.04%, 07/17/28(a)(b)	800	799,461
Battalion CLO X Ltd., Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.19%, 01/24/29(a)(b)	4,880	4,881,438

1

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
BDS Ltd., Series 2019-FL3, Class A, (LIBOR USD 1 Month + 1.40%), 3.14%, 12/15/35(a)(b)	USD 1,080	$1,080,846
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (LIBOR USD 3 Month + 1.75%), 3.75%, 07/15/29(a)(b)	650	648,663
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (LIBOR USD 3 Month + 1.09%), 3.06%, 04/20/31(a)(b)	360	358,264
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, (LIBOR USD 3 Month + 0.78%), 2.78%, 07/18/27(a)(b)	644	643,163
Black Diamond CLO Ltd., Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.45%), 3.45%, 02/06/26(a)(b)	500	499,635
BlueMountain CLO Ltd.(a)(b):
Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.23%), 3.20%, 01/20/29	1,360	1,358,600
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.13%, 10/22/30	1,770	1,768,556
Series 2015-3A, Class A1R, (LIBOR USD 3 Month + 1.00%), 2.97%, 04/20/31	250	246,895
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 0.97%), 2.97%, 04/17/31	800	794,690
Series 2014-3RA, Class A1A, (LIBOR USD 3 Month + 1.05%), 2.99%, 07/27/31	3,360	3,346,597
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.54%, 07/28/28	530	528,512
Carlyle US CLO Ltd., Series 2016-4A, Class A2R, (LIBOR USD 3 Month + 1.45%), 3.42%, 10/20/27(a)(b)	250	246,721
CBAM Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.22%, 07/20/30	1,600	1,601,839
Series 2017-2A, Class B1, (LIBOR USD 3 Month + 1.75%), 3.75%, 10/17/29	810	806,010
CDO Repack SPC Ltd., Series 2006-CLF1, Class D1, 1.00%, 05/20/30(b)	500	533,580
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 3.63%, 06/09/30(a)(b)	550	547,912
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.06%, 10/20/28(a)(b)	2,980	2,977,896
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.25%, 10/17/30	4,530	4,532,275
Series 2017-8A, Class B, (LIBOR USD 3 Month + 1.70%), 3.70%, 10/17/30	750	740,655
Series 2017-8A, Class C, (LIBOR USD 3 Month + 2.25%), 4.25%, 10/17/30	250	241,977
Cent CLO 17 Ltd., Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 2.97%, 04/30/31(a)(b)	1,860	1,848,566
Cent CLO 24 Ltd., Series 2015-24A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.07%, 10/15/26(a)(b)	920	917,969
CIFC Funding Ltd.(a)(b):
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.13%, 10/17/30	6,450	6,428,785
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 3.67%, 04/23/29	340	339,782
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.00%), 3.00%, 04/18/31	1,230	1,215,137

Security	Par (000)	Value

Asset-Backed Securities (continued)
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(b)(c)	USD 1,664	$1,683,775
Cumberland Park CLO Ltd., Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.80%), 3.77%, 07/20/28(a)(b)	310	302,800
Deer Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.18%), 3.15%, 10/20/30(a)(b)	500	500,572
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR, (LIBOR USD 3 Month + 1.14%), 3.11%, 07/20/29(a)(b)	1,590	1,587,504
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.12%, 01/15/31(a)(b)	4,900	4,879,361
Dryden XXV Senior Loan Fund, Series 2012- 25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 2.89%, 10/15/27(a)(b)	3,240	3,237,222
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (LIBOR USD 3 Month + 0.90%), 2.90%, 04/15/29(a)(b)	330	328,960
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.11%, 08/15/30(a)(b)	1,660	1,657,504
Eaton Vance CLO Ltd.(a)(b):
Series 2013-1A, Class A1RR, (LIBOR USD 3 Month + 1.16%), 3.16%, 01/15/28	270	268,669
Series 2013-1A, Class A2RR, (LIBOR USD 3 Month + 1.85%), 3.85%, 01/15/28	250	250,637
Elm CLO Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.17%), 3.17%, 01/17/29	5,500	5,507,124
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.75%), 3.75%, 01/17/29	470	468,579
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 2.89%, 04/15/27(a)(b)	674	673,796
Galaxy XXIII CLO Ltd., Series 2017-23A, Class A, (LIBOR USD 3 Month + 1.28%), 3.22%, 04/24/29(a)(b)	577	577,366
Galaxy XXIX CLO Ltd.(a)(b):
Series 2018-29A, Class B, (LIBOR USD 3 Month + 1.40%), 3.31%, 11/15/26	250	247,959
Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 3.59%, 11/15/26	350	344,402
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 3.04%, 10/29/29(a)(b)	420	420,799
GSAA Home Equity Trust, Series 2006-5, Class 2A1, (LIBOR USD 1 Month + 0.07%), 1.86%, 03/25/36(a)	570	288,877
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.02%, 07/25/27(a)(b)	4,367	4,361,719
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class A1B, (LIBOR USD 3 Month + 1.25%), 3.25%, 07/18/31	250	249,911
Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 2.89%, 02/05/31	3,030	3,010,165
HPS Loan Management Ltd., Series 10A-16, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.11%, 01/20/28(a)(b)	970	970,595
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.11%, 10/19/28(a)(b)	865	861,918

2

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Invitation Homes Trust, Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 2.74%, 07/17/37(a)(b)	USD 653	$653,018
LCM XXI LP, Series 21A, Class AR, (LIBOR USD 3 Month + 0.88%), 2.85%, 04/20/28(a)(b)	820	816,943
Lendmark Funding Trust, Series 2019-2A, Class A, 2.78%, 04/20/28(b)	2,600	2,591,236
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 2.87%, 05/15/28(a)(b)	600	599,756
Madison Park Funding X Ltd., Series 2012-10A, Class AR2, (LIBOR USD 3 Month + 1.22%), 3.19%, 01/20/29(a)(b)	1,700	1,696,758
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (LIBOR USD 3 Month + 1.16%), 3.09%, 07/23/29(a)(b)	2,000	1,999,294
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 2.92%, 04/19/30(a)(b)	1,090	1,084,552
Madison Park Funding XIX Ltd., Series 2015-19A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.20%, 01/22/28(a)(b)	1,160	1,157,737
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.13%, 07/29/30(a)(b)	1,665	1,661,202
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.18%, 12/18/30(a)(b)	430	427,376
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (LIBOR USD 3 Month + 0.97%), 2.94%, 04/21/31(a)(b)	480	473,122
Mid-State Trust VII, Series 7, Class A, 6.34%, 12/15/36	1,308	1,377,944
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.57%, 07/20/24(a)(b)	931	931,433
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.22%, 10/20/30(a)(b)	830	827,134
MP CLO VIII Ltd.(a)(b):
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 2.85%, 10/28/27	1,420	1,417,260
Series 2015-2A, Class BR, (LIBOR USD 3 Month + 1.42%), 3.36%, 10/28/27	1,500	1,482,930
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.17%, 10/18/30(a)(b)	1,430	1,429,131
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.87%), 2.84%, 10/20/27(a)(b)	500	499,544
OCP CLO Ltd.(a)(b):
Series 2014-5A, Class A1R, (LIBOR USD 3 Month + 1.08%), 3.02%, 04/26/31	140	138,966
Series 2015-10A, Class BR, (LIBOR USD 3 Month + 1.85%), 3.79%, 10/26/27	380	379,710
Series 2017-13A, Class A1A, (LIBOR USD 3 Month + 1.26%), 3.26%, 07/15/30	2,610	2,610,062
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 3.85%, 11/20/30	250	240,733
Octagon Investment Partners Ltd., Series 2018-18A, Class A1A, (LIBOR USD 3 Month + 0.96%), 2.96%, 04/16/31(a)(b)	1,780	1,759,452
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 3.02%, 07/17/30(a)(b)	2,755	2,729,726

Security	Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 2.94%, 01/25/31(a)(b)	USD 2,390	$2,375,351
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 3.85%, 07/15/27(a)(b)	370	361,980
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.13%, 03/20/25(a)(b)	2,257	2,255,755
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (LIBOR USD 3 Month + 0.90%), 2.90%, 10/18/26(a)(b)	368	368,222
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1R, (LIBOR USD 3 Month + 1.01%), 2.98%, 10/20/25(a)(b)	29	29,440
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 2.95%, 05/23/31(a)(b)	4,495	4,476,270
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(b)	3,140	3,116,450
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (LIBOR USD 3 Month + 2.70%), 4.57%, 01/22/29(a)(b)(d)	990	990,000
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.20%, 10/22/30(a)(b)	9,195	9,141,885
OZLM Ltd., Series 2019-24A, Class A2A, (LIBOR USD 3 Month + 2.25%), 4.41%, 07/20/32(a)(b)	250	248,729
OZLM VIII Ltd., Series 2014-8A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.20%, 10/17/29(a)(b)	340	328,865
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 4.00%, 01/15/29(a)(b)	2,110	2,101,827
Palmer Square CLO Ltd.(a)(b):
Series 2015-1A, Class A1R2, (LIBOR USD 3 Month + 1.22%), 3.11%, 05/21/29	2,420	2,418,288
Series 2015-1A, Class A2R2, (LIBOR USD 3 Month + 1.65%), 3.54%, 05/21/29	530	528,265
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.03%, 04/18/31	850	840,864
Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 3.10%, 07/16/31	1,070	1,066,820
Series 2018-3A, Class A2, (LIBOR USD 3 Month + 1.35%), 3.26%, 08/15/26	776	771,514
Palmer Square Loan Funding Ltd.(a)(b):
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.30%), 3.30%, 10/15/25	1,760	1,752,016
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 0.90%), 2.81%, 11/15/26	505	505,481
Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 3.50%, 08/20/27	440	438,805
Parallel Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 3.67%, 07/20/29(a)(b)	500	496,460
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.13%, 11/14/29	1,870	1,870,618
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 3.61%, 11/14/29	780	774,729
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34(b)	737	738,168
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.21%, 10/15/30(a)(b)	720	717,592

3

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.05%, 07/20/28(a)(b)	USD 2,360	$2,359,415
Riserva CLO Ltd., Series 2016-3A, Class AR, (LIBOR USD 3 Month + 1.14%), 3.14%, 10/18/28(a)(b)	1,040	1,040,456
Rockford Tower CLO Ltd.(a)(b):
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.75%), 3.75%, 10/15/29	860	857,490
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.16%, 10/20/30	2,090	2,087,015
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.00%, 04/20/31(a)(b)	720	711,545
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.09%, 01/15/30(a)(b)	670	664,673
RR 6 Ltd., Series 2019-6A, Class A1A, (LIBOR USD 3 Month + 1.25%), 3.25%, 04/15/30(a)(b)	2,140	2,133,771
Silver Creek CLO Ltd., Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.30%), 4.27%, 07/20/30(a)(b)	500	490,735
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.22%, 03/15/24(a)	931	925,808
SLM Private Education Loan Trust, Series 2011-C, Class A2A, (LIBOR USD 1 Month + 3.25%), 4.99%, 10/17/44(a)(b)	85	85,645
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40(b)	990	994,564
Sound Point CLO XIV Ltd., Series 2016-3A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.08%, 01/23/29(a)(b)	1,000	999,686
Sound Point CLO XV Ltd., Series 2017-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.08%, 01/23/29(a)(b)	280	279,953
Sound Point CLO XXIII Ltd., Series 2019-2A, Class A1, (LIBOR USD 3 Month + 1.40%), 3.40%, 04/15/32(a)(b)	4,180	4,160,733
Steele Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 3.25%, 01/15/30(a)(b)	1,070	1,067,969
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (LIBOR USD 3 Month + 0.88%), 2.88%, 04/15/28(a)(b)	880	878,318
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.08%, 01/23/28(a)(b)	900	901,159
THL Credit Wind River CLO Ltd.(a)(b):
Series 2012-1A, Class BR2, (LIBOR USD 3 Month + 1.45%), 3.45%, 01/15/26	280	278,626
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.04%, 07/15/28	1,120	1,120,286
TIAA CLO III Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 3.15%, 01/16/31(a)(b)	910	904,218
TICP CLO VI Ltd., Series 2016-6A, Class BR, (LIBOR USD 3 Month + 1.70%), 3.70%, 01/15/29(a)(b)	1,190	1,182,752
Towd Point Mortgage Trust(b)(c):
Series 2019-SJ2, Class A2, 4.25%, 11/25/58	3,000	3,076,806
Series 2019-SJ2, Class M1, 4.50%, 11/25/58	3,000	3,106,992
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26	1,425	1,477,642

Security	Par (000)	Value

Asset-Backed Securities (continued)
Venture 32 CLO Ltd., Series 2018-32A, Class A2A, (LIBOR USD 3 Month + 1.07%), 3.07%, 07/18/31(a)(b)	USD 350	$347,830
Venture 35 CLO Ltd., Series 2018-35A, Class AS, (LIBOR USD 3 Month + 1.15%), 3.10%, 10/22/31(a)(b)	660	657,746
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (LIBOR USD 3 Month + 1.22%), 3.22%, 10/15/29(a)(b)	3,230	3,239,978
Voya CLO Ltd.(a)(b):
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 3.13%, 10/15/30	1,680	1,675,629
Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.17%), 3.17%, 04/15/29	2,240	2,236,719
Westcott Park CLO Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.21%), 3.18%, 07/20/28(a)(b)	1,210	1,208,729
York CLO-2 Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.10%, 01/22/31(a)(b)	1,250	1,247,240
York CLO-3 Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.22%, 10/20/29	520	520,178
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 3.72%, 10/20/29	930	923,685
York CLO-4 Ltd., Series 2016-2A, Class A, (LIBOR USD 3 Month + 1.63%), 3.60%, 01/20/30(a)(b)	700	700,219

Total Asset-Backed Securities — 6.7% (Cost: $228,832,456)		228,141,141

Corporate Bonds — 35.4%

Aerospace & Defense — 1.6%
Arconic, Inc., 5.40%, 04/15/21	2,830	2,917,548
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20	728	732,910
3.80%, 10/07/24	962	1,017,250
3.85%, 12/15/25	3,377	3,584,774
4.75%, 10/07/44	87	99,034
Boeing Co. (The):
3.25%, 02/01/35	443	453,394
3.38%, 06/15/46	113	110,437
3.83%, 03/01/59	336	351,308
General Dynamics Corp., 3.75%, 05/15/28	788	867,667
L3Harris Technologies, Inc.:
3.85%, 06/15/23(b)	4,255	4,479,852
3.95%, 05/28/24(b)	667	708,375
3.83%, 04/27/25	157	167,558
3.85%, 12/15/26(b)	3,200	3,434,027
4.40%, 06/15/28	2,836	3,161,880
4.40%, 06/15/28(b)	1,965	2,190,794
4.85%, 04/27/35	82	96,810
5.05%, 04/27/45	115	141,884
Lockheed Martin Corp.:
3.60%, 03/01/35	3,595	3,931,244
4.50%, 05/15/36	230	272,799
Northrop Grumman Corp.:
2.55%, 10/15/22	240	243,638
2.93%, 01/15/25	3,243	3,344,181
3.25%, 01/15/28	4,306	4,494,039
3.85%, 04/15/45	8	8,620
Raytheon Co.:
3.15%, 12/15/24	291	305,607
7.20%, 08/15/27	630	827,245

4

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
7.00%, 11/01/28	USD 2,010	$2,662,476
4.20%, 12/15/44	515	600,051
Textron, Inc.:
3.65%, 03/15/27	845	878,707
3.90%, 09/17/29	2,922	3,122,296
United Technologies Corp.:
3.35%, 08/16/21	180	184,320
1.95%, 11/01/21	3,290	3,297,177
3.65%, 08/16/23	85	89,624
3.95%, 08/16/25	56	61,072
4.13%, 11/16/28	3,262	3,670,057
5.40%, 05/01/35	105	134,935
4.45%, 11/16/38	463	547,899

		53,191,489

Air Freight & Logistics — 0.1%
FedEx Corp.:
3.30%, 03/15/27	62	64,115
3.90%, 02/01/35	470	479,137
3.88%, 08/01/42	1,100	1,061,189
5.10%, 01/15/44	120	131,709
4.40%, 01/15/47	19	19,088
United Parcel Service, Inc.:
3.40%, 03/15/29	1,296	1,392,320
2.50%, 09/01/29	744	742,335

		3,889,893

Airlines — 0.8%
Air Canada Pass-Through Trust(b):
Series 2015-2, Class B, 5.00%, 12/15/23	411	427,133
Series 2017-1, Class B, 3.70%, 01/15/26	9	8,999
Series 2017-1, Class AA, 3.30%, 01/15/30	482	491,327
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 10/01/22	17	17,793
Series 2015-1, Class B, 3.70%, 05/01/23	236	237,820
Series 2015-2, Class B, 4.40%, 09/22/23	1,956	2,026,582
Series 2016-1, Class B, 5.25%, 01/15/24	635	672,133
Series 2016-2, Class B, 4.38%, 06/15/24(b)	788	808,276
Series 2017-1, Class B, 4.95%, 02/15/25	692	730,421
Series 2017-2, Class B, 3.70%, 10/15/25	407	411,636
Series 2016-3, Class B, 3.75%, 10/15/25	20	19,980
Series 2015-2, Class AA, 3.60%, 09/22/27	351	370,533
Series 2019-1, Class B, 3.85%, 02/15/28	1,230	1,249,933
Series 2016-2, Class AA, 3.20%, 06/15/28	484	497,387
Series 2016-3, Class AA, 3.00%, 10/15/28	1,017	1,037,164
Series 2017-1, Class AA, 3.65%, 02/15/29	397	418,366
Series 2017-2, Class AA, 3.35%, 10/15/29	514	524,150
Series 2019-1, Class AA, 3.15%, 02/15/32	1,135	1,167,029
Continental Airlines Pass-Through Trust, Series 2012-1, Class B, 6.25%, 04/11/20	12	12,039
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24	990	1,029,850
Delta Air Lines, Inc.:
2.88%, 03/13/20	11,781	11,782,830
2.60%, 12/04/20	30	30,088
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22	21	21,308
Series 2014-2, Class B, 4.63%, 09/03/22	170	175,743
Series 2016-2, Class B, 3.65%, 10/07/25	104	105,039
Series 2016-1, Class B, 3.65%, 01/07/26	133	134,710
Series 2018-1, Class B, 4.60%, 03/01/26	547	565,375
Series 2015-1, Class AA, 3.45%, 12/01/27	245	256,182
Series 2019-2, Class B, 3.50%, 05/01/28	1,193	1,204,978
Series 2016-1, Class AA, 3.10%, 07/07/28	59	60,487
Series 2016-2, Class AA, 2.88%, 10/07/28	504	510,785
Series 2018-1, Class AA, 3.50%, 03/01/30	613	631,521

Security	Par (000)	Value

Airlines (continued)
Series 2019-2, Class AA, 2.70%, 05/01/32	USD 885	$888,445
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 06/03/21	34	35,386
Series 2013-1, Class B, 5.38%, 11/15/21	141	146,459

		28,707,887

Auto Components — 0.0%
Aptiv plc, 5.40%, 03/15/49	160	181,781
Lear Corp., 5.25%, 05/15/49	85	88,246

		270,027

Automobiles — 0.5%
Daimler Finance North America LLC(b):
3.10%, 05/04/20	2,575	2,583,479
2.30%, 02/12/21	3,005	3,010,681
3.35%, 05/04/21	3,060	3,107,736
General Motors Co.:
6.60%, 04/01/36	964	1,137,810
6.25%, 10/02/43	672	755,016
Hyundai Capital America(b):
2.55%, 04/03/20	7,145	7,147,233
3.95%, 02/01/22	290	297,699
Toyota Motor Corp., 2.76%, 07/02/29	46	47,202

		18,086,856

Banks — 8.1%
ABN AMRO Bank NV, 2.65%, 01/19/21(b)	2,120	2,132,720
Australia & New Zealand Banking Group Ltd., 2.63%, 11/09/22	790	804,621
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)	360	360,900
Banco Santander SA:
3.85%, 04/12/23	400	417,290
2.71%, 06/27/24	2,200	2,231,330
3.31%, 06/27/29	2,200	2,267,405
Bank of America Corp.:
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)	1,170	1,172,404
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)	13,138	13,175,434
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(a)	674	678,909
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(a)	824	840,555
3.30%, 01/11/23	447	462,145
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(a)	975	990,595
4.10%, 07/24/23	262	279,474
4.13%, 01/22/24	31	33,323
4.00%, 04/01/24	24	25,706
(LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/24(a)	121	127,338
4.20%, 08/26/24	1,526	1,638,640
4.00%, 01/22/25	140	149,338
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(a)	1,285	1,341,908
Series L, 3.95%, 04/21/25	380	405,824
3.88%, 08/01/25	70	75,219
(LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/25(a)	28	28,899
4.45%, 03/03/26	2,280	2,504,145
(LIBOR USD 3 Month + 1.06%), 3.56%, 04/23/27(a)	1,237	1,307,575
(LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/28(a)	1,230	1,320,655
Series FF, (LIBOR USD 3 Month + 2.93%), 5.87%(a)(e)	1,550	1,718,640

5

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(a)	USD 7,512	$8,032,244
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(a)	528	559,721
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)	8,328	8,745,597
(LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/29(a)	2,967	3,233,355
(LIBOR USD 3 Month + 1.31%), 4.27%, 07/23/29(a)	50	55,576
(LIBOR USD 3 Month + 1.21%), 3.97%, 02/07/30(a)	257	282,152
Series L, 4.75%, 04/21/45	20	24,786
Bank of Montreal:
3.10%, 07/13/20	45	45,312
Series D, 3.10%, 04/13/21	293	297,785
1.90%, 08/27/21	35	35,066
2.90%, 03/26/22	451	459,833
Series E, 3.30%, 02/05/24	313	326,272
2.50%, 06/28/24	192	194,380
Barclays plc:
4.38%, 01/12/26	715	772,415
(LIBOR USD 3 Month + 1.90%), 4.97%, 05/16/29(a)	1,754	1,977,829
BNP Paribas SA:
5.00%, 01/15/21	110	113,489
3.50%, 03/01/23(b)	3,440	3,559,972
3.80%, 01/10/24(b)	1,850	1,943,990
3.38%, 01/09/25(b)	605	628,375
(LIBOR USD 3 Month + 2.24%), 4.70%, 01/10/25(a)(b)	1,890	2,047,905
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.25%, 02/27/29(a)	300	315,000
Citibank NA:
3.40%, 07/23/21	5,578	5,697,787
3.65%, 01/23/24	10,857	11,493,640
Citigroup, Inc.:
4.05%, 07/30/22	5	5,226
(LIBOR USD 3 Month + 1.02%), 4.04%, 06/01/24(a)	468	495,109
4.40%, 06/10/25	1,241	1,349,080
3.20%, 10/21/26	345	357,968
4.45%, 09/29/27	1,342	1,478,591
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)	1,861	2,005,622
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(a)	2,795	2,979,868
(LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/28(a)	2,754	2,899,678
8.13%, 07/15/39	21	35,059
4.65%, 07/23/48	40	50,033
Citizens Bank NA, 2.25%, 03/02/20	4,956	4,956,379
Credit Agricole SA, (USD Swap Semi 5 Year + 6.19%), 8.12%(a)(b)(e)	2,300	2,788,750
Credit Suisse Group Funding Guernsey Ltd.:
3.80%, 09/15/22	1,560	1,624,189
3.80%, 06/09/23	898	940,226
Danske Bank A/S(b):
5.00%, 01/12/22	3,568	3,747,801
(LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/22(a)	1,500	1,513,296
3.88%, 09/12/23	1,540	1,599,258
5.38%, 01/12/24	2,795	3,059,502
Fifth Third Bancorp, 3.65%, 01/25/24	470	496,094

Security	Par (000)	Value

Banks (continued)
HSBC Holdings plc:
3.40%, 03/08/21	USD 318	$323,053
(LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(a)	250	255,715
(LIBOR USD 3 Month + 1.21%), 3.80%, 03/11/25(a)	425	446,167
(LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/28(a)	3,487	3,730,980
ING Groep NV:
4.10%, 10/02/23	6,078	6,462,749
3.55%, 04/09/24	927	970,250
4.63%, 01/06/26(b)	1,245	1,384,950
JPMorgan Chase & Co.:
4.25%, 10/15/20	69	70,226
2.55%, 03/01/21	2,944	2,966,772
4.63%, 05/10/21	3,502	3,624,406
(LIBOR USD 3 Month + 0.61%), 3.51%, 06/18/22(a)	64	65,386
2.97%, 01/15/23	2,753	2,805,111
3.20%, 01/25/23	100	103,204
(LIBOR USD 3 Month + 0.70%), 3.21%, 04/01/23(a)	6,521	6,676,507
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)	1,799	1,827,407
3.38%, 05/01/23	42	43,646
2.70%, 05/18/23	774	788,083
3.88%, 02/01/24	60	64,043
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)	871	907,660
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)	2,648	2,791,123
3.88%, 09/10/24	423	452,853
(LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(a)	6,241	6,655,853
3.13%, 01/23/25	141	147,153
(LIBOR USD 3 Month + 1.16%), 3.22%, 03/01/25(a)	2,280	2,363,857
(SOFR + 1.16%), 2.30%, 10/15/25(a)	1,271	1,269,567
3.20%, 06/15/26	310	323,896
(LIBOR USD 3 Month + 1.25%), 3.96%, 01/29/27(a)	2,425	2,631,925
4.25%, 10/01/27	136	150,577
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)	5,596	6,034,642
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)	6,863	7,292,104
(LIBOR USD 3 Month + 0.95%), 3.51%, 01/23/29(a)	273	290,176
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(a)	864	964,475
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)	569	629,846
KeyBank NA, 3.35%, 06/15/21	1,075	1,098,234
KeyCorp:
4.15%, 10/29/25	313	343,269
4.10%, 04/30/28	62	67,997
2.55%, 10/01/29	38	37,161
Kookmin Bank, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.64%), 4.35%(a)(e)	700	717,063
Lloyds Banking Group plc:
3.90%, 03/12/24	670	707,536
3.75%, 01/11/27	1,082	1,138,089
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22	1,276	1,300,539

6

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.67%, 07/25/22	USD 130	$131,926
3.46%, 03/02/23	7,934	8,211,477
3.76%, 07/26/23	4,252	4,479,390
3.41%, 03/07/24	42	43,800
3.29%, 07/25/27	155	161,580
4.05%, 09/11/28	5	5,514
Mizuho Financial Group, Inc.:
2.63%, 04/12/21(b)	3,560	3,589,850
2.27%, 09/13/21	242	242,992
2.95%, 02/28/22	8,029	8,176,129
(LIBOR USD 3 Month + 1.10%), 2.55%, 09/13/25(a)	2,440	2,440,704
3.66%, 02/28/27	203	215,662
(LIBOR USD 3 Month + 1.13%), 3.15%, 07/16/30(a)	355	362,915
(LIBOR USD 3 Month + 1.31%), 2.87%, 09/13/30(a)	1,127	1,126,073
Nordea Bank Abp, 2.13%, 05/29/20(b)	2,295	2,295,795
Royal Bank of Scotland Group plc, (LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23(a)	457	468,178
Santander UK Group Holdings plc, 2.88%, 08/05/21	2,095	2,114,521
Santander UK plc, 5.00%, 11/07/23(b)	2,096	2,253,753
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.34%, 02/05/30(a)	800	812,168
Standard Chartered plc, (LIBOR USD 3 Month + 1.08%), 3.89%, 03/15/24(a)(b)	654	677,266
Sumitomo Mitsui Financial Group, Inc.:
2.70%, 07/16/24	1,075	1,090,455
3.04%, 07/16/29	900	918,429
Svenska Handelsbanken AB:
2.40%, 10/01/20	360	361,173
3.35%, 05/24/21	290	295,723
Toronto-Dominion Bank (The):
3.50%, 07/19/23	818	861,038
2.65%, 06/12/24	157	160,830
Truist Bank:
2.80%, 05/17/22	935	952,787
3.20%, 04/01/24	17	17,689
Truist Financial Corp., 4.00%, 05/01/25	75	81,322
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%(a)(e)	400	406,000
US Bancorp:
2.95%, 07/15/22	948	970,135
3.38%, 02/05/24	34	35,704
2.40%, 07/30/24	1,592	1,614,161
3.10%, 04/27/26	225	234,258
Series X, 3.15%, 04/27/27	19	19,969
US Bank NA, (LIBOR USD 3 Month + 0.29%), 3.10%, 05/21/21(a)	745	748,491
Wells Fargo & Co.:
2.60%, 07/22/20	368	369,406
2.55%, 12/07/20	926	931,641
3.00%, 01/22/21	60	60,700
2.50%, 03/04/21	6,361	6,406,708
4.60%, 04/01/21	2,732	2,820,663
2.10%, 07/26/21	58	58,085
3.50%, 03/08/22	1,337	1,380,738
2.63%, 07/22/22	4,072	4,132,852
3.75%, 01/24/24	4,389	4,640,604
3.00%, 02/19/25	278	286,875
3.55%, 09/29/25	3,060	3,240,269
(LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/25(a)	151	151,142

Security	Par (000)	Value

Banks (continued)
3.00%, 04/22/26	USD 3,755	$3,862,714
3.00%, 10/23/26	1,026	1,051,551
(LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/27(a)	272	282,245
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(a)	4,909	5,218,594
(LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/30(a)	384	386,669
5.38%, 11/02/43	10	12,843
5.61%, 01/15/44	69	90,932
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(a)	3,180	3,204,900

		275,807,440

Beverages — 0.6%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36	8,153	9,447,323
4.90%, 02/01/46	535	634,576
Anheuser-Busch InBev Worldwide, Inc.:
4.00%, 04/13/28	606	666,935
4.75%, 01/23/29	5,301	6,144,758
5.45%, 01/23/39	752	946,341
Coca-Cola Co. (The):
2.20%, 05/25/22	90	90,936
3.20%, 11/01/23	4	4,196
2.88%, 10/27/25	391	407,719
2.13%, 09/06/29	500	487,432
Molson Coors Brewing Co.:
5.00%, 05/01/42	230	251,494
4.20%, 07/15/46	298	297,449
PepsiCo, Inc.:
4.45%, 04/14/46	7	8,600
3.45%, 10/06/46	503	533,981
4.00%, 05/02/47	388	448,866
3.38%, 07/29/49	57	59,792

		20,430,398

Biotechnology — 0.4%
AbbVie, Inc.:
3.75%, 11/14/23	33	34,736
2.95%, 11/21/26(b)	925	941,801
4.50%, 05/14/35	4,384	4,944,497
4.30%, 05/14/36	40	44,033
4.05%, 11/21/39(b)	361	379,432
Amgen, Inc.:
4.40%, 05/01/45	1,951	2,186,191
4.66%, 06/15/51	8	9,426
Gilead Sciences, Inc.:
2.55%, 09/01/20	30	30,128
3.25%, 09/01/22	20	20,673
3.70%, 04/01/24	668	708,433
3.50%, 02/01/25	1,316	1,396,901
3.65%, 03/01/26	101	108,776
4.60%, 09/01/35	646	771,404
4.00%, 09/01/36	81	89,683
4.80%, 04/01/44	227	272,804
4.50%, 02/01/45	353	410,363
4.75%, 03/01/46	237	285,001

		12,634,282

Building Products — 0.0%
Johnson Controls International plc:
4.63%, 07/02/44(f)	422	463,883
5.13%, 09/14/45	10	11,684
4.50%, 02/15/47	16	17,307

7

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
Owens Corning:
3.95%, 08/15/29	USD 415	$431,991
4.30%, 07/15/47	56	53,154

		978,019

Capital Markets — 1.9%
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%), 4.95%(a)(e)	705	712,050
2.95%, 01/29/23	65	66,755
(LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28(a)	1,555	1,650,020
Charles Schwab Corp. (The), 3.20%, 03/02/27	725	758,888
CME Group, Inc.:
3.00%, 09/15/22	13	13,383
3.75%, 06/15/28	317	350,253
Coastal Emerald Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.45%), 4.30%(a)(e)	700	699,097
Credit Suisse Group AG, (LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/23(a)(b)	2,072	2,110,810
Deutsche Bank AG:
2.70%, 07/13/20	3,770	3,772,656
2.95%, 08/20/20	265	265,620
E*TRADE Financial Corp., 3.80%, 08/24/27	165	171,580
Goldman Sachs Group, Inc. (The):
2.75%, 09/15/20	1,050	1,054,947
5.25%, 07/27/21	231	242,416
2.35%, 11/15/21	2,637	2,647,478
5.75%, 01/24/22	340	364,995
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(a)	120	121,978
(LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/23(a)	113	115,040
3.63%, 02/20/24	927	973,117
4.00%, 03/03/24	1,060	1,129,574
3.50%, 01/23/25	403	423,075
3.75%, 05/22/25	123	130,571
(LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/25(a)	62	64,189
3.50%, 11/16/26	845	889,317
3.85%, 01/26/27	1,162	1,237,005
(LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/28(a)	3,003	3,195,147
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(a)	1,241	1,348,695
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29	600	634,125
Intercontinental Exchange, Inc.:
2.75%, 12/01/20	63	63,393
2.35%, 09/15/22	11	11,117
4.00%, 10/15/23	55	58,685
3.75%, 12/01/25	3,223	3,470,904
3.10%, 09/15/27	28	29,339
3.75%, 09/21/28	2,205	2,407,721
Joy Treasure Assets Holdings, Inc., 4.50%, 03/20/29	200	216,562
Moody’s Corp.:
2.75%, 12/15/21	105	106,626
4.88%, 02/15/24	399	438,796
3.25%, 01/15/28	27	28,329
Morgan Stanley:
2.75%, 05/19/22	27	27,499
3.13%, 01/23/23	19	19,534
3.75%, 02/25/23	3,016	3,158,386

Security	Par (000)	Value

Capital Markets (continued)
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(a)	USD 741	$774,269
Series F, 3.88%, 04/29/24	508	540,043
3.70%, 10/23/24	75	79,673
(SOFR + 1.15%), 2.72%, 07/22/25(a)	18	18,228
4.00%, 07/23/25	534	577,822
3.88%, 01/27/26	330	354,451
3.13%, 07/27/26	74	76,408
6.25%, 08/09/26	504	613,889
3.63%, 01/20/27	2,699	2,873,933
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)	2,816	2,994,290
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)	2,273	2,446,777
Northern Trust Corp., 3.15%, 05/03/29	90	94,559
Nuveen LLC, 4.00%, 11/01/28(b)	110	122,503
State Street Corp., 2.65%, 05/19/26	813	827,569
UBS Group AG(b):
2.95%, 09/24/20	3,935	3,962,520
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)	5,551	5,640,016
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)(e)	2,600	2,840,500
4.13%, 04/15/26	400	435,033
(LIBOR USD 3 Month + 1.47%), 3.13%, 08/13/30(a)	1,249	1,270,571
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(b)	3,484	3,790,757

		65,513,483

Chemicals — 0.5%
Air Liquide Finance SA, 2.50%, 09/27/26(b)	239	237,620
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23	1,800	1,891,125
Dow Chemical Co. (The):
9.00%, 04/01/21	915	994,574
3.00%, 11/15/22	395	403,927
3.15%, 05/15/24	28	29,030
4.55%, 11/30/25	45	49,726
3.63%, 05/15/26	1,832	1,927,967
4.38%, 11/15/42	2,044	2,183,330
DuPont de Nemours, Inc.:
4.49%, 11/15/25	4,125	4,543,231
5.32%, 11/15/38	31	37,004
5.42%, 11/15/48	1,000	1,233,880
LYB International Finance BV:
4.00%, 07/15/23	80	84,625
4.88%, 03/15/44	552	621,992
LYB International Finance III LLC, 4.20%, 10/15/49	150	156,561
Methanex Corp., 5.25%, 12/15/29	365	377,181
RPM International, Inc., 4.25%, 01/15/48	140	137,476
SABIC Capital II BV, 4.00%, 10/10/23(b)	214	225,075
Sherwin-Williams Co. (The):
4.00%, 12/15/42	538	555,039
4.50%, 06/01/47	80	90,935
UPL Corp. Ltd., 4.50%, 03/08/28	400	404,714

		16,185,012

Commercial Services & Supplies — 0.5%
RELX Capital, Inc.:
3.13%, 10/15/22	100	103,048
3.50%, 03/16/23	2,387	2,478,649
4.00%, 03/18/29	2,648	2,876,181
Republic Services, Inc.:
4.75%, 05/15/23	1,910	2,056,926
2.50%, 08/15/24	205	207,348

8

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
2.90%, 07/01/26	USD 824	$844,235
3.38%, 11/15/27	322	340,599
3.95%, 05/15/28	2,903	3,199,091
Waste Management, Inc.:
2.95%, 06/15/24	75	77,430
3.13%, 03/01/25	145	151,524
3.45%, 06/15/29	85	91,031
3.90%, 03/01/35	261	287,724
4.00%, 07/15/39	2,957	3,313,323
4.15%, 07/15/49	45	51,491

		16,078,600

Communications Equipment — 0.1%
Cisco Systems, Inc., 2.95%, 02/28/26	230	239,913
Motorola Solutions, Inc.:
4.60%, 02/23/28	56	60,737
4.60%, 05/23/29	2,826	3,084,984
5.50%, 09/01/44	176	196,316

		3,581,950

Construction & Engineering — 0.0%
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(a)(e)	300	305,438

Consumer Finance — 1.1%
American Express Co.:
2.50%, 08/01/22	1,090	1,103,022
3.70%, 08/03/23	586	616,118
3.40%, 02/22/24	1,605	1,679,004
2.50%, 07/30/24	1,107	1,119,953
4.20%, 11/06/25	1,284	1,415,645
3.13%, 05/20/26	2,660	2,766,736
American Express Credit Corp.:
Series F, 2.60%, 09/14/20	11	11,040
2.25%, 05/05/21	973	977,689
2.70%, 03/03/22	905	920,193
American Honda Finance Corp., 2.15%, 09/10/24	1,200	1,200,945
Capital One Financial Corp.:
3.45%, 04/30/21	397	404,222
3.50%, 06/15/23	275	285,798
3.90%, 01/29/24	5,207	5,522,997
3.30%, 10/30/24	1,715	1,786,163
Discover Financial Services, 4.10%, 02/09/27	218	234,918
Ford Motor Credit Co. LLC:
3.20%, 01/15/21	315	316,762
3.34%, 03/18/21	656	660,933
2.98%, 08/03/22	1,104	1,105,713
4.69%, 06/09/25	535	556,209
4.13%, 08/04/25	1,694	1,717,826
4.39%, 01/08/26	350	355,735
5.11%, 05/03/29	3,765	3,880,198
General Motors Financial Co., Inc.:
5.10%, 01/17/24	140	151,989
4.00%, 01/15/25	2,488	2,615,451
4.00%, 10/06/26	83	87,033
4.35%, 01/17/27	130	136,666
Hyundai Capital Services, Inc., 3.00%, 08/29/22(b)	1,650	1,669,594
Synchrony Financial:
2.70%, 02/03/20	742	742,254
4.38%, 03/19/24	734	783,184
4.50%, 07/23/25	20	21,580
Toyota Motor Credit Corp.:
2.63%, 01/10/23	627	639,335

Security	Par (000)	Value

Consumer Finance (continued)
3.20%, 01/11/27	USD 8	$8,464
3.05%, 01/11/28	790	833,176
3.65%, 01/08/29	156	170,788

		36,497,333

Containers & Packaging — 0.0%
International Paper Co.:
6.00%, 11/15/41	643	802,651
4.80%, 06/15/44	364	400,051

		1,202,702

Diversified Consumer Services — 0.1%
American University (The), 3.67%, 04/01/49	1,422	1,525,178
Claremont Mckenna College, 3.38%, 01/01/50	998	991,214
Massachusetts Institute of Technology, 3.96%, 07/01/38	1,866	2,110,640

		4,627,032

Diversified Financial Services — 0.3%
AXA Equitable Holdings, Inc., 3.90%, 04/20/23	210	220,077
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	2,220	2,374,810
MDGH-GMTN BV(b):
2.50%, 11/07/24	1,112	1,114,780
2.88%, 11/07/29	372	375,371
ORIX Corp., 2.90%, 07/18/22	941	959,356
Shell International Finance BV:
1.88%, 05/10/21	295	295,345
3.25%, 05/11/25	645	683,684
4.13%, 05/11/35	1,100	1,287,116
6.38%, 12/15/38	422	615,946
3.63%, 08/21/42	318	340,196
4.55%, 08/12/43	36	43,903
4.38%, 05/11/45	520	620,786
4.00%, 05/10/46	73	83,191

		9,014,561

Diversified Telecommunication Services — 1.3%
AT&T, Inc.:
3.00%, 02/15/22	114	116,286
3.80%, 03/15/22	239	248,084
3.40%, 06/15/22(f)	194	200,068
0.00%, 11/27/22(b)(g)	5,000	4,675,195
3.80%, 03/01/24	253	268,523
3.55%, 06/01/24	413	434,359
3.60%, 07/15/25	686	726,168
3.80%, 02/15/27	334	356,055
4.25%, 03/01/27	751	824,885
4.35%, 03/01/29	49	54,513
4.30%, 02/15/30	1,361	1,512,331
4.50%, 05/15/35	6,028	6,717,168
5.25%, 03/01/37	1,060	1,266,471
4.90%, 08/15/37	42	48,360
6.00%, 08/15/40	1,158	1,483,215
5.35%, 09/01/40	149	179,838
5.15%, 03/15/42	338	394,949
4.80%, 06/15/44	995	1,135,290
4.85%, 07/15/45	862	984,539
4.75%, 05/15/46	13	14,713
5.15%, 11/15/46	369	441,820
5.45%, 03/01/47	12	14,907
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(b)	890	937,306
Verizon Communications, Inc.: (LIBOR USD 3 Month + 0.55%), 2.45%, 05/22/20(a)	4,232	4,239,362
4.13%, 03/16/27	7,057	7,834,955

9

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
4.40%, 11/01/34	USD 857	$993,483
4.27%, 01/15/36	6,142	6,956,141
5.25%, 03/16/37	352	442,087
4.81%, 03/15/39	6	7,243

		43,508,314

Electric Utilities — 2.4%
Adani Transmission Ltd., 4.00%, 08/03/26	200	205,250
AEP Texas, Inc.:
3.95%, 06/01/28	2,580	2,805,614
Series H, 3.45%, 01/15/50	151	151,144
AEP Transmission Co. LLC:
3.75%, 12/01/47	110	118,407
4.25%, 09/15/48	490	562,932
3.80%, 06/15/49	1,080	1,155,766
3.15%, 09/15/49	800	774,070
Alabama Power Co.:
Series 13-A, 3.55%, 12/01/23	190	200,517
6.00%, 03/01/39	80	110,433
3.75%, 03/01/45	1,443	1,529,771
Series B, 3.70%, 12/01/47	387	408,864
Series A, 4.30%, 07/15/48	361	418,403
3.45%, 10/01/49	772	792,079
Baltimore Gas & Electric Co.:
3.50%, 08/15/46	1,218	1,240,478
3.75%, 08/15/47	557	594,681
4.25%, 09/15/48	230	263,123
3.20%, 09/15/49	578	566,514
Bi Hai Co. Ltd., 6.25%, 03/05/22	200	207,107
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48	448	503,289
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27	310	321,248
Dayton Power & Light Co. (The), 3.95%, 06/15/49(b)	1,208	1,238,123
DTE Electric Co.:
Series A, 4.05%, 05/15/48	1,505	1,747,368
3.95%, 03/01/49	95	108,737
Duke Energy Carolinas LLC:
3.05%, 03/15/23	246	253,569
3.95%, 11/15/28	326	362,139
2.45%, 08/15/29	1,365	1,355,831
3.88%, 03/15/46	480	532,837
3.70%, 12/01/47	800	860,958
3.95%, 03/15/48	20	22,456
3.20%, 08/15/49	1,164	1,160,135
Duke Energy Florida LLC:
3.80%, 07/15/28	861	943,214
2.50%, 12/01/29	2,183	2,177,214
6.40%, 06/15/38	986	1,422,807
3.40%, 10/01/46	570	580,816
Duke Energy Ohio, Inc., 3.65%, 02/01/29	2,650	2,880,133
Duke Energy Progress LLC:
3.00%, 09/15/21	395	402,252
3.25%, 08/15/25	895	940,220
3.70%, 09/01/28	2,285	2,493,336
3.45%, 03/15/29	905	970,113
4.10%, 03/15/43	655	733,903
4.20%, 08/15/45	580	660,651
Edison International:
2.40%, 09/15/22	265	264,364
3.13%, 11/15/22	8	8,126
3.55%, 11/15/24	322	329,840
Entergy Arkansas LLC, 4.20%, 04/01/49	32	37,248
Entergy Corp., 2.95%, 09/01/26	30	30,485

Security	Par (000)	Value

Electric Utilities (continued)
Entergy Louisiana LLC:
5.40%, 11/01/24	USD 340	$389,421
4.20%, 09/01/48	1,450	1,678,430
4.20%, 04/01/50	15	17,406
Eversource Energy, Series L, 2.90%, 10/01/24	2,069	2,115,081
Exelon Corp.:
4.95%, 06/15/35	86	99,569
5.10%, 06/15/45	36	43,419
4.45%, 04/15/46	310	348,526
FirstEnergy Transmission LLC(b):
4.35%, 01/15/25	3,408	3,662,389
4.55%, 04/01/49	1,109	1,271,390
Florida Power & Light Co.:
(LIBOR USD 3 Month + 0.40%), 2.31%, 05/06/22(a)	5,710	5,710,172
2.75%, 06/01/23	642	658,130
3.25%, 06/01/24	80	83,803
5.25%, 02/01/41	12	15,520
3.95%, 03/01/48	810	924,404
4.13%, 06/01/48	10	11,718
3.99%, 03/01/49	20	22,953
3.15%, 10/01/49	1,655	1,674,067
ITC Holdings Corp., 2.70%, 11/15/22	1,194	1,208,929
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	296	345,479
MidAmerican Energy Co.:
3.10%, 05/01/27	80	83,428
3.65%, 04/15/29	1,610	1,760,633
4.25%, 07/15/49	599	719,116
3.15%, 04/15/50	920	908,789
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	196	214,518
Northern States Power Co.:
3.40%, 08/15/42	935	978,983
4.00%, 08/15/45	320	363,299
3.60%, 09/15/47	240	256,980
2.90%, 03/01/50	755	721,298
NSTAR Electric Co.:
3.20%, 05/15/27	282	295,751
3.25%, 05/15/29	140	147,839
Ohio Power Co.:
Series G, 6.60%, 02/15/33	1,165	1,580,597
4.00%, 06/01/49	588	660,458
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28	1,255	1,373,820
5.75%, 03/15/29	100	123,488
4.55%, 12/01/41	364	436,147
3.75%, 04/01/45	15	16,311
3.80%, 09/30/47	565	623,706
4.10%, 11/15/48	12	13,739
3.80%, 06/01/49	180	195,747
3.10%, 09/15/49	504	492,631
Public Service Electric & Gas Co.:
3.00%, 05/15/25	23	23,894
3.00%, 05/15/27	33	34,146
3.65%, 09/01/28	1,440	1,570,739
3.20%, 05/15/29	80	84,406
5.50%, 03/01/40	120	159,134
3.65%, 09/01/42	8	8,551
3.60%, 12/01/47	9	9,759
4.05%, 05/01/48	11	12,655
3.20%, 08/01/49	17	17,179
Southwestern Public Service Co., Series 6, 4.40%, 11/15/48	18	21,293
Tampa Electric Co.:
4.30%, 06/15/48	267	311,220

10

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
4.45%, 06/15/49	USD 892	$1,057,719
3.63%, 06/15/50	230	242,759
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)	3,734	3,962,646
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23	1,365	1,390,131
Series A, 3.15%, 01/15/26	150	156,823
Series A, 3.50%, 03/15/27	1,163	1,244,170
4.00%, 01/15/43	532	588,258
Series B, 4.20%, 05/15/45	679	776,533
3.30%, 12/01/49	216	218,100
Vistra Operations Co. LLC, 4.30%, 07/15/29(b)	2,248	2,293,383

		81,878,147

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 3.20%, 04/01/24	150	155,644
Corning, Inc.:
3.70%, 11/15/23	180	187,622
4.38%, 11/15/57	1,270	1,303,264
Tyco Electronics Group SA:
3.45%, 08/01/24	215	225,313
3.13%, 08/15/27	464	477,947

		2,349,790

Entertainment — 0.1%
NBCUniversal Media LLC, 5.95%, 04/01/41	1,401	1,927,801
Walt Disney Co. (The):
6.40%, 12/15/35	922	1,310,473
6.65%, 11/15/37	207	307,710
5.40%, 10/01/43	138	187,941
4.75%, 09/15/44	250	312,314

		4,046,239

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.:
3.30%, 02/15/21	15	15,204
2.25%, 01/15/22	760	762,471
3.00%, 06/15/23	56	57,239
5.00%, 02/15/24	304	334,360
4.00%, 06/01/25	580	620,717
2.75%, 01/15/27	413	412,550
3.13%, 01/15/27	13	13,307
3.95%, 03/15/29	418	449,603
Boston Properties LP, 3.85%, 02/01/23	447	468,405
CC Holdings GS V LLC, 3.85%, 04/15/23	463	485,333
Crown Castle International Corp.:
3.40%, 02/15/21	20	20,272
2.25%, 09/01/21	40	40,116
4.88%, 04/15/22	88	93,220
3.15%, 07/15/23	2,010	2,074,108
3.20%, 09/01/24	2,670	2,762,007
4.45%, 02/15/26	290	317,717
3.70%, 06/15/26	1,934	2,044,526
3.65%, 09/01/27	252	266,696
3.80%, 02/15/28	66	70,355
3.10%, 11/15/29	1,918	1,942,587
5.20%, 02/15/49	595	723,946
Equinix, Inc., 2.63%, 11/18/24	7,148	7,161,295
GLP Capital LP, 5.25%, 06/01/25	2,013	2,209,469
Prologis Euro Finance LLC, 1.50%, 09/10/49	EUR 700	707,816
Realty Income Corp.:
3.25%, 10/15/22	USD 315	325,312
3.00%, 01/15/27	648	666,872

		25,045,503

Security	Par (000)	Value

Food & Staples Retailing — 0.2%
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(b)	USD 3,687	$3,792,549
Walmart, Inc.:
3.30%, 04/22/24	108	113,588
2.85%, 07/08/24	580	601,777
2.65%, 12/15/24	2	2,065
3.55%, 06/26/25	539	579,020
3.25%, 07/08/29	2,201	2,362,379
5.25%, 09/01/35	25	32,405
3.95%, 06/28/38	548	634,825
3.63%, 12/15/47	93	103,514
2.95%, 09/24/49	97	96,645

		8,318,767

Food Products — 0.1%
Campbell Soup Co., 8.88%, 05/01/21	560	605,125
Tyson Foods, Inc.:
3.95%, 08/15/24	59	63,268
4.00%, 03/01/26	314	339,901
3.55%, 06/02/27	722	767,697
4.35%, 03/01/29	15	17,004
4.55%, 06/02/47	129	147,696
5.10%, 09/28/48	156	196,429

		2,137,120

Gas Utilities — 0.0%
Atmos Energy Corp., 3.38%, 09/15/49	460	467,144
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43	358	409,386
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46	92	91,536

		968,066

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
3.75%, 11/30/26	3,742	4,088,702
4.75%, 11/30/36	91	114,128
Baxter International, Inc., 1.70%, 08/15/21	110	109,840
Becton Dickinson and Co., 3.30%, 03/01/23	1,090	1,113,337
Covidien International Finance SA, 2.95%, 06/15/23	710	730,348
DH Europe Finance II SARL, 1.80%, 09/18/49	EUR 700	757,427
Edwards Lifesciences Corp., 4.30%, 06/15/28	USD 29	32,248
Medtronic Global Holdings SCA:
3.35%, 04/01/27	15	16,003
1.75%, 07/02/49	EUR 700	767,217
Medtronic, Inc., 3.50%, 03/15/25	USD 250	267,997

		7,997,247

Health Care Providers & Services — 1.3%
Aetna, Inc., 4.50%, 05/15/42	745	803,648
Anthem, Inc.:
3.50%, 08/15/24	192	201,307
2.38%, 01/15/25	347	346,592
3.65%, 12/01/27	111	117,548
4.10%, 03/01/28	512	556,339
2.88%, 09/15/29	186	185,297
Centene Corp., 4.75%, 05/15/22	3,290	3,355,800
CHRISTUS Health, Series C, 4.34%, 07/01/28	767	847,380
Cigna Corp.:
3.30%, 02/25/21(b)	686	694,771
3.25%, 04/15/25(b)	1,727	1,791,094
3.05%, 10/15/27(b)	397	402,657
4.38%, 10/15/28	1,257	1,392,615
4.80%, 07/15/46(b)	18	20,893
CommonSpirit Health:
3.35%, 10/01/29	534	537,277

11

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
4.19%, 10/01/49	USD 554	$553,902
CVS Health Corp.:
4.10%, 03/25/25	1,647	1,768,325
3.88%, 07/20/25	12	12,781
4.88%, 07/20/35	252	289,853
4.78%, 03/25/38	1,713	1,947,457
5.30%, 12/05/43	61	72,855
5.13%, 07/20/45	2,689	3,190,002
Express Scripts Holding Co.,
2.60%, 11/30/20	275	276,544
HCA, Inc.:
4.75%, 05/01/23	4,929	5,280,510
5.00%, 03/15/24	715	781,614
5.25%, 04/15/25	3,586	4,012,410
4.50%, 02/15/27	651	702,098
4.13%, 06/15/29	2,163	2,295,114
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	673	758,209
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	107	131,745
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23	1,549	1,616,198
Sutter Health, Series 2018, 3.70%, 08/15/28	185	198,267
UnitedHealth Group, Inc.:
3.50%, 02/15/24	19	20,059
2.38%, 08/15/24	150	151,990
3.75%, 07/15/25	5,647	6,100,228
3.10%, 03/15/26	199	208,451
2.95%, 10/15/27	20	20,806
3.85%, 06/15/28	753	830,930
2.88%, 08/15/29	101	103,958
4.63%, 07/15/35	90	109,325
5.80%, 03/15/36	499	662,666
3.50%, 08/15/39	968	1,016,583
5.70%, 10/15/40	460	607,449
4.63%, 11/15/41	102	121,672
3.95%, 10/15/42	534	587,974
4.75%, 07/15/45	217	267,223
4.45%, 12/15/48	2	2,392

		45,952,808

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.:
3.70%, 01/30/26	1,295	1,397,361
4.70%, 12/09/35	157	186,208
6.30%, 03/01/38	175	237,060
3.70%, 02/15/42	208	211,260
3.63%, 05/01/43	527	525,120
4.88%, 12/09/45	520	626,916
4.45%, 03/01/47	908	1,032,463
4.45%, 09/01/48	440	504,306
3.63%, 09/01/49	2,430	2,471,845

		7,192,539

Household Durables — 0.1%
Lennar Corp., 4.13%, 01/15/22	3,020	3,087,950

Household Products — 0.0%
Clorox Co. (The):
3.10%, 10/01/27	140	144,352
3.90%, 05/15/28	9	9,893

		154,245

Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc., 3.75%, 06/15/24(b)	124	128,222

Security	Par (000)	Value

Industrial Conglomerates — 0.2%
3M Co.:
3.25%, 02/14/24	USD 485	$507,625
3.00%, 08/07/25	645	678,222
2.88%, 10/15/27	197	205,479
3.38%, 03/01/29	340	363,343
2.38%, 08/26/29	845	833,769
General Electric Co.:
6.15%, 08/07/37	218	271,100
5.88%, 01/14/38	1,157	1,406,403
6.88%, 01/10/39	407	543,973
4.13%, 10/09/42	179	184,664
Honeywell International, Inc., 2.70%, 08/15/29	825	844,417

		5,838,995

Insurance — 0.5%
Aon Corp.:
4.50%, 12/15/28	2,795	3,148,971
3.75%, 05/02/29	2,691	2,879,572
Aon plc:
3.88%, 12/15/25	103	110,866
4.75%, 05/15/45	425	501,250
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	500	502,031
Hartford Financial Services Group, Inc. (The), 4.30%, 04/15/43	360	400,797
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%(a)(e)	400	393,625
Marsh & McLennan Cos., Inc.:
3.50%, 12/29/20	728	738,689
4.05%, 10/15/23	565	601,111
3.88%, 03/15/24	1,222	1,303,626
3.50%, 06/03/24	2,194	2,304,901
3.50%, 03/10/25	415	438,115
4.38%, 03/15/29	1,403	1,599,617
4.20%, 03/01/48	626	712,538
MetLife, Inc., 4.72%, 12/15/44(f)	96	117,223
Principal Financial Group, Inc., 3.70%, 05/15/29	545	594,370
Travelers Cos., Inc. (The), 6.25%, 06/15/37	15	20,948
Travelers Property Casualty Corp., 6.38%, 03/15/33	26	35,889
Trinity Acquisition plc, 4.40%, 03/15/26	175	190,292
Willis North America, Inc.:
3.60%, 05/15/24	767	801,399
3.88%, 09/15/49	70	69,838

		17,465,668

Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24	755	804,859
Tencent Holdings Ltd., 3.98%, 04/11/29	600	647,739

		1,452,598

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	1,170	1,229,436
Amazon.com, Inc.:
2.40%, 02/22/23	3	3,054
4.80%, 12/05/34	10	12,619
3.88%, 08/22/37	1,465	1,665,096
4.95%, 12/05/44	65	85,177
Expedia Group, Inc.:
3.80%, 02/15/28	939	960,481
3.25%, 02/15/30(b)	2,860	2,752,640

		6,708,503

IT Services — 1.2%
Fidelity National Information Services, Inc.:
3.00%, 08/15/26	3,640	3,766,672

12

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
3.75%, 05/21/29	USD 59	$64,679
Fiserv, Inc.:
4.75%, 06/15/21	751	780,994
2.75%, 07/01/24	70	71,236
3.85%, 06/01/25	660	704,278
3.20%, 07/01/26	5,165	5,349,109
4.20%, 10/01/28	1,877	2,082,056
3.50%, 07/01/29	2,243	2,357,569
Global Payments, Inc.:
3.80%, 04/01/21	830	846,328
3.75%, 06/01/23	670	697,889
4.00%, 06/01/23	76	79,966
2.65%, 02/15/25	470	472,139
4.80%, 04/01/26	2,589	2,881,849
3.20%, 08/15/29	2,285	2,328,893
IBM Credit LLC, 3.45%, 11/30/20	1,135	1,152,521
International Business Machines Corp.:
2.90%, 11/01/21	365	371,771
3.63%, 02/12/24	220	233,254
3.00%, 05/15/24	1,167	1,211,017
3.30%, 05/15/26	5,151	5,437,698
Mastercard, Inc.:
2.95%, 11/21/26	875	910,380
2.95%, 06/01/29	3,265	3,407,367
3.65%, 06/01/49	592	657,641
PayPal Holdings, Inc.:
2.20%, 09/26/22	120	120,682
2.40%, 10/01/24	1,580	1,595,583
2.65%, 10/01/26	1,430	1,450,085
2.85%, 10/01/29	2,106	2,125,563
Visa, Inc., 4.30%, 12/14/45	231	283,969

		41,441,188

Leisure Products — 0.0%
Hasbro, Inc.:
2.60%, 11/19/22	868	873,318
3.90%, 11/19/29	225	226,632

		1,099,950

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.:
3.88%, 07/15/23	392	411,381
3.05%, 09/22/26	2,061	2,108,093
2.75%, 09/15/29	893	886,656
Thermo Fisher Scientific, Inc.:
4.15%, 02/01/24	76	81,445
2.95%, 09/19/26	3,756	3,862,658
2.60%, 10/01/29	2,000	1,978,475
5.30%, 02/01/44	20	25,625
1.88%, 10/01/49	EUR 1,065	1,104,938

		10,459,271

Machinery — 0.1%
CNH Industrial NV:
4.50%, 08/15/23	USD 19	20,345
3.85%, 11/15/27	180	187,935
Parker-Hannifin Corp.:
2.70%, 06/14/24	2,085	2,130,140
3.25%, 06/14/29	80	83,581

		2,422,001

Media — 1.2%
Charter Communications Operating LLC:
4.50%, 02/01/24	3,377	3,634,427
4.91%, 07/23/25	849	934,900
4.20%, 03/15/28	64	68,227
6.38%, 10/23/35	3,468	4,364,985

Security	Par (000)	Value
Media (continued)
6.48%, 10/23/45	USD 3,401	$4,216,309
5.75%, 04/01/48	650	759,151
5.13%, 07/01/49	130	141,486
4.80%, 03/01/50	473	498,780
Comcast Corp.:
3.70%, 04/15/24	53	56,529
3.95%, 10/15/25	38	41,474
3.15%, 03/01/26	1,795	1,881,879
2.35%, 01/15/27	15	14,988
3.15%, 02/15/28	418	438,224
4.15%, 10/15/28	14	15,769
4.25%, 01/15/33	133	154,158
7.05%, 03/15/33	14	20,087
4.20%, 08/15/34	350	399,451
4.40%, 08/15/35	587	688,567
6.50%, 11/15/35	435	616,921
3.20%, 07/15/36	2,994	3,065,293
4.60%, 10/15/38	2,046	2,439,378
4.65%, 07/15/42	60	72,145
4.75%, 03/01/44	24	29,210
4.60%, 08/15/45	30	36,070
3.40%, 07/15/46	959	973,356
3.97%, 11/01/47	135	148,733
4.95%, 10/15/58	4	5,213
Cox Communications, Inc.(b):
3.15%, 08/15/24	7,165	7,368,048
3.35%, 09/15/26	189	195,071
Discovery Communications LLC:
5.00%, 09/20/37	912	1,030,729
4.95%, 05/15/42	450	499,183
5.20%, 09/20/47	975	1,136,555
Fox Corp., 4.03%, 01/25/24(b)	405	431,591
TCI Communications, Inc., 7.88%, 02/15/26	291	378,978
Time Warner Cable LLC:
5.00%, 02/01/20	1,291	1,293,418
6.55%, 05/01/37	320	392,558
5.50%, 09/01/41	613	684,787
4.50%, 09/15/42	132	134,954
ViacomCBS, Inc.:
6.88%, 04/30/36	808	1,081,944
4.38%, 03/15/43	838	888,499

		41,232,025

Metals & Mining — 0.3%
Anglo American Capital plc(b):
3.63%, 09/11/24	2,686	2,786,585
4.75%, 04/10/27	1,112	1,216,395
4.00%, 09/11/27	349	365,734
4.50%, 03/15/28	200	214,354
ArcelorMittal SA:
3.60%, 07/16/24	146	149,716
6.13%, 06/01/25	66	75,833
4.55%, 03/11/26	448	475,748
Barrick Gold Corp., 5.25%, 04/01/42	552	658,782
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20	200	199,875
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	836	849,585
Newmont Goldcorp Corp.:
2.80%, 10/01/29	874	865,928
4.88%, 03/15/42	55	64,401
Novolipetsk Steel Via Steel Funding DAC, 4.70%, 05/30/26(b)	238	259,420
Nucor Corp., 5.20%, 08/01/43	303	374,271
Teck Resources Ltd.:
6.13%, 10/01/35	301	353,970

13

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Metals & Mining (continued)
6.00%, 08/15/40	USD 27	$30,142
6.25%, 07/15/41	95	108,912

		9,049,651

Multiline Retail — 0.0%
Dollar General Corp.:
3.88%, 04/15/27	177	189,534
4.13%, 05/01/28	46	50,243

		239,777

Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28	868	946,462
3.25%, 03/15/50	1,000	1,012,709
Consumers Energy Co.:
3.38%, 08/15/23	14	14,631
3.80%, 11/15/28	81	89,576
3.95%, 07/15/47	109	122,157
4.05%, 05/15/48	625	721,227
4.35%, 04/15/49	42	50,989
3.75%, 02/15/50	694	767,196
3.10%, 08/15/50	1,165	1,162,948

		4,887,895

Oil, Gas & Consumable Fuels — 3.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47	500	577,500
Boardwalk Pipelines LP, 4.80%, 05/03/29	136	145,788
BP Capital Markets America, Inc.:
2.75%, 05/10/23	525	537,134
3.79%, 02/06/24	505	537,465
3.80%, 09/21/25	1,606	1,738,149
3.41%, 02/11/26	148	157,694
3.12%, 05/04/26	595	621,768
3.94%, 09/21/28	106	117,164
BP Capital Markets plc, 3.81%, 02/10/24	142	151,706
Cameron LNG LLC(b):
3.30%, 01/15/35	3,280	3,312,765
3.40%, 01/15/38	1,430	1,435,214
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24	2,820	3,249,740
5.88%, 03/31/25	2,675	3,007,930
5.13%, 06/30/27	3,604	3,983,069
Chevron Corp.:
2.10%, 05/16/21	105	105,663
2.50%, 03/03/22	20	20,335
2.36%, 12/05/22	20	20,280
3.19%, 06/24/23	40	41,643
2.90%, 03/03/24	1,586	1,644,015
Cimarex Energy Co.:
4.38%, 06/01/24	368	388,715
4.38%, 03/15/29	10	10,608
Concho Resources, Inc., 3.75%, 10/01/27	898	944,554
Continental Resources, Inc., 3.80%, 06/01/24	190	196,515
Diamondback Energy, Inc., 3.50%, 12/01/29	3,200	3,256,320
Enbridge Energy Partners LP, 7.38%, 10/15/45	125	186,746
Enbridge, Inc.:
4.50%, 06/10/44	70	77,187
(LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/77(a)	2,580	2,661,812
Energen Corp., 4.63%, 09/01/21	950	972,315
Energy Transfer Operating LP:
5.88%, 01/15/24	811	897,890
4.90%, 02/01/24	270	289,766
4.75%, 01/15/26	30	32,489
5.50%, 06/01/27	863	970,232

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.80%, 06/15/38	USD 392	$443,967
6.50%, 02/01/42	3,107	3,695,789
5.15%, 03/15/45	3	3,159
6.13%, 12/15/45	358	415,182
5.30%, 04/15/47	450	480,391
Enterprise Products Operating LLC:
3.75%, 02/15/25	95	101,248
3.13%, 07/31/29	63	64,827
Series D, 6.88%, 03/01/33	192	261,828
Series H, 6.65%, 10/15/34	45	61,185
7.55%, 04/15/38	21	30,467
6.13%, 10/15/39	2	2,617
5.95%, 02/01/41	145	187,134
4.45%, 02/15/43	1,586	1,745,495
4.85%, 03/15/44	297	343,654
5.10%, 02/15/45	338	405,221
4.25%, 02/15/48	4	4,298
EOG Resources, Inc.:
4.15%, 01/15/26	260	285,807
3.90%, 04/01/35	75	83,202
Exxon Mobil Corp.:
2.22%, 03/01/21	4	4,024
1.90%, 08/16/22	387	389,136
2.73%, 03/01/23	135	138,278
2.71%, 03/06/25	1,904	1,968,525
3.04%, 03/01/26	120	125,898
2.28%, 08/16/26	1,544	1,554,419
3.00%, 08/16/39	155	155,413
3.57%, 03/06/45	122	131,013
4.11%, 03/01/46	29	34,048
Hess Corp.:
6.00%, 01/15/40	639	755,076
5.60%, 02/15/41	20	23,423
Kinder Morgan Energy Partners LP:
6.50%, 02/01/37	371	462,770
6.95%, 01/15/38	929	1,230,812
6.38%, 03/01/41	145	182,101
5.00%, 08/15/42	60	65,451
5.00%, 03/01/43	550	603,233
Kinder Morgan, Inc.:
5.00%, 02/15/21(b)	173	177,908
4.30%, 03/01/28	1,262	1,376,106
Marathon Petroleum Corp.:
4.75%, 12/15/23	800	869,435
5.13%, 12/15/26	67	75,901
5.85%, 12/15/45	345	396,194
MPLX LP:
5.25%, 01/15/25(b)	200	210,069
4.13%, 03/01/27	3,555	3,734,311
4.25%, 12/01/27(b)	813	856,018
4.50%, 04/15/38	50	50,879
NGPL PipeCo LLC, 4.38%, 08/15/22(b)	2,998	3,114,116
Northwest Pipeline LLC, 4.00%, 04/01/27	3,865	4,116,092
Occidental Petroleum Corp.:
4.85%, 03/15/21	123	126,700
3.13%, 02/15/22	3	3,053
2.70%, 08/15/22	1,051	1,061,925
0.00%, 10/10/36(g)	7,180	3,606,783
Plains All American Pipeline LP, 3.65%, 06/01/22	44	45,144
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(b)	1,003	992,970
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)	2,907	2,898,517

14

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23(f)	USD 2,044	$2,224,727
5.75%, 05/15/24	2,135	2,382,015
5.63%, 03/01/25	6,172	6,951,576
5.88%, 06/30/26	1,550	1,781,762
4.20%, 03/15/28	140	148,407
Santos Finance Ltd., 5.25%, 03/13/29	600	649,407
Spectra Energy Partners LP:
3.38%, 10/15/26	21	21,744
4.50%, 03/15/45	790	871,696
Suncor Energy, Inc.:
3.60%, 12/01/24	589	625,133
6.80%, 05/15/38	420	598,362
6.50%, 06/15/38	234	325,745
Sunoco Logistics Partners Operations LP:
5.30%, 04/01/44	22	23,415
5.35%, 05/15/45	633	680,757
Texas Eastern Transmission LP(b):
3.50%, 01/15/28	1,388	1,426,008
4.15%, 01/15/48	690	733,892
Total Capital Canada Ltd., 2.75%, 07/15/23	40	41,032
Total Capital International SA:
3.70%, 01/15/24	1,492	1,586,541
3.75%, 04/10/24	676	724,074
2.43%, 01/10/25	323	327,103
TransCanada PipeLines Ltd.:
3.75%, 10/16/23	68	71,662
4.88%, 01/15/26	2,562	2,868,541
4.25%, 05/15/28	820	910,852
4.63%, 03/01/34	530	604,560
5.85%, 03/15/36	213	263,439
6.20%, 10/15/37	69	90,040
4.75%, 05/15/38	165	188,509
6.10%, 06/01/40	983	1,301,466
5.10%, 03/15/49	6	7,323
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26	1,313	1,668,769
4.00%, 03/15/28	1,975	2,101,347
4.60%, 03/15/48	470	515,413
Valero Energy Corp.:
3.40%, 09/15/26	1,358	1,423,487
6.63%, 06/15/37	85	112,470
Western Midstream Operating LP:
5.38%, 06/01/21	3,320	3,425,646
4.00%, 07/01/22	520	533,033
4.65%, 07/01/26	84	86,017
4.50%, 03/01/28	350	345,550
Williams Cos., Inc. (The):
3.70%, 01/15/23	155	160,543
4.55%, 06/24/24	299	322,819
3.90%, 01/15/25	157	165,341
3.75%, 06/15/27	368	383,846
Series A, 7.50%, 01/15/31	495	646,037
5.75%, 06/24/44	531	629,312

		113,390,801

Paper & Forest Products — 0.2%
Georgia-Pacific LLC:
5.40%, 11/01/20(b)	1,945	1,998,990
3.73%, 07/15/23(b)	1,074	1,124,458
3.60%, 03/01/25(b)	530	560,072
7.38%, 12/01/25	1,203	1,522,593
7.75%, 11/15/29	300	424,703
8.88%, 05/15/31	165	256,460

		5,887,276

Security	Par (000)	Value

Pharmaceuticals — 0.9%
Allergan Finance LLC:
3.25%, 10/01/22	USD 227	$232,028
4.63%, 10/01/42	98	102,600
Allergan Funding SCS:
3.80%, 03/15/25	3,278	3,444,875
4.55%, 03/15/35	1,661	1,815,833
Bayer US Finance II LLC, 2.85%, 04/15/25(b)	1,500	1,465,807
Bristol-Myers Squibb Co.(b):
3.95%, 10/15/20	190	193,101
2.25%, 08/15/21	215	216,344
3.25%, 08/15/22	1,150	1,188,329
3.55%, 08/15/22	1,030	1,070,484
2.75%, 02/15/23	1,428	1,455,397
3.25%, 02/20/23	1,570	1,626,080
3.63%, 05/15/24	25	26,422
3.20%, 06/15/26	3,667	3,852,620
4.13%, 06/15/39	5	5,771
GlaxoSmithKline Capital plc:
2.88%, 06/01/22	393	401,578
3.38%, 06/01/29	1,200	1,288,019
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28	735	811,874
Johnson & Johnson, 2.45%, 03/01/26	275	279,284
Pfizer, Inc.:
1.95%, 06/03/21	457	459,123
4.00%, 12/15/36	368	417,367
7.20%, 03/15/39	17	26,743
4.40%, 05/15/44	65	77,630
4.13%, 12/15/46	10	11,628
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23	482	491,166
3.20%, 09/23/26	2,934	3,023,765
Takeda Pharmaceutical Co. Ltd.:
4.40%, 11/26/23	810	869,876
5.00%, 11/26/28	3,400	3,961,310
Wyeth LLC, 5.95%, 04/01/37	1,481	2,023,020

		30,838,074

Real Estate Management & Development — 0.1%
Celulosa Arauco y Constitucion SA(b):
4.25%, 04/30/29	200	202,687
4.20%, 01/29/30	362	363,923
5.15%, 01/29/50	410	406,341
Esic Sukuk Ltd., 3.94%, 07/30/24	600	597,000
Franshion Brilliant Ltd., 4.25%, 07/23/29	400	403,500
Longfor Group Holdings Ltd., 3.95%, 09/16/29	200	200,312
NWD MTN Ltd., 4.13%, 07/18/29	500	499,375

		2,673,138

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 09/01/24	86	90,968
3.00%, 04/01/25	75	78,079
5.75%, 05/01/40	986	1,331,325
5.05%, 03/01/41	370	458,663
4.95%, 09/15/41	27	33,075
4.40%, 03/15/42	20	23,175
CSX Corp.:
3.80%, 03/01/28	37	40,381
4.25%, 03/15/29	445	501,294
6.00%, 10/01/36	182	237,066
6.15%, 05/01/37	11	14,622
4.30%, 03/01/48	848	963,394
4.75%, 11/15/48	962	1,167,414
4.50%, 03/15/49	423	495,773
3.35%, 09/15/49	961	947,883
4.25%, 11/01/66	705	754,216

15

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Road & Rail (continued)
GLP China Holdings Ltd., 4.97%, 02/26/24	USD 300	$316,781
Norfolk Southern Corp.:
3.25%, 12/01/21	56	57,205
2.90%, 02/15/23	166	170,159
3.65%, 08/01/25	1,005	1,075,640
2.90%, 06/15/26	1,355	1,397,369
2.55%, 11/01/29	101	100,742
4.45%, 06/15/45	23	26,549
3.94%, 11/01/47	249	268,375
4.10%, 05/15/49	318	351,461
3.40%, 11/01/49	340	337,794
4.05%, 08/15/52	772	849,917
Ryder System, Inc.:
3.45%, 11/15/21	199	203,466
2.80%, 03/01/22	53	53,663
2.50%, 09/01/22	310	311,584
3.75%, 06/09/23	131	136,882
Union Pacific Corp.:
3.15%, 03/01/24	406	422,683
2.75%, 03/01/26	1,097	1,124,316
3.38%, 02/01/35	530	549,306
3.60%, 09/15/37	1,281	1,336,497
3.55%, 08/15/39	64	66,508
3.84%, 03/20/60(b)	707	717,340

		17,011,565

Semiconductors & Semiconductor Equipment — 1.2%
Analog Devices, Inc.:
3.90%, 12/15/25	163	175,241
3.50%, 12/05/26	320	335,756
Applied Materials, Inc.:
5.10%, 10/01/35	145	183,337
4.35%, 04/01/47	1,853	2,239,386
Broadcom Corp.:
2.38%, 01/15/20	6,086	6,086,272
3.13%, 01/15/25	441	446,374
3.88%, 01/15/27	4,755	4,939,294
Broadcom, Inc., 4.25%, 04/15/26(b)	1,547	1,643,179
KLA Corp.:
4.10%, 03/15/29	1,651	1,808,928
5.00%, 03/15/49	907	1,115,711
Lam Research Corp.:
2.75%, 03/15/20	1,081	1,081,546
3.75%, 03/15/26	1,930	2,069,240
4.88%, 03/15/49	1,040	1,302,397
NVIDIA Corp., 3.20%, 09/16/26	5,288	5,553,231
NXP BV(b):
4.13%, 06/01/21	4,312	4,421,041
3.88%, 09/01/22	760	788,537
4.63%, 06/01/23	651	695,984
3.88%, 06/18/26	113	119,874
5.55%, 12/01/28	26	30,391
4.30%, 06/18/29	1,355	1,465,276
QUALCOMM, Inc.:
4.65%, 05/20/35	56	66,577
4.80%, 05/20/45	373	457,032
4.30%, 05/20/47	458	525,453
Texas Instruments, Inc.:
2.75%, 03/12/21	408	412,204
2.25%, 05/01/23	460	465,764
2.90%, 11/03/27	20	20,945
2.25%, 09/04/29	785	775,116
3.88%, 03/15/39	205	231,761

		39,455,847

Security	Par (000)	Value

Software — 0.5%
Autodesk, Inc., 3.50%, 06/15/27	USD 3,837	$4,022,988
Microsoft Corp.:
3.13%, 11/03/25	10	10,571
3.50%, 02/12/35	2,984	3,287,995
4.20%, 11/03/35	1,178	1,401,538
3.45%, 08/08/36	1,932	2,117,498
3.50%, 11/15/42	10	10,853
4.45%, 11/03/45	314	393,189
3.70%, 08/08/46	755	853,719
4.50%, 02/06/57	20	25,942
Oracle Corp.:
2.50%, 05/15/22	69	69,906
3.40%, 07/08/24	300	316,706
2.65%, 07/15/26	1,641	1,678,718
3.90%, 05/15/35	1,999	2,229,627
3.80%, 11/15/37	39	42,625
5.38%, 07/15/40	601	781,205
4.00%, 07/15/46	370	411,872

		17,654,952

Specialty Retail — 0.1%
Home Depot, Inc. (The):
3.75%, 02/15/24	90	96,102
2.80%, 09/14/27	96	99,863
3.90%, 12/06/28	102	114,555
2.95%, 06/15/29	718	747,081
5.88%, 12/16/36	100	138,048
Lowe’s Cos., Inc.:
4.65%, 04/15/42	32	36,693
4.38%, 09/15/45	1,170	1,306,009
4.05%, 05/03/47	130	140,444

		2,678,795

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
3.00%, 02/09/24	1,113	1,155,915
2.85%, 05/11/24	52	53,791
3.35%, 02/09/27	123	131,018
3.85%, 05/04/43	3,977	4,458,739
4.25%, 02/09/47	17	20,355
Dell International LLC(b):
8.10%, 07/15/36	1,665	2,189,372
8.35%, 07/15/46	10	13,779
Hewlett Packard Enterprise Co.(f):
3.60%, 10/15/20	15	15,170
4.40%, 10/15/22	170	179,627
6.35%, 10/15/45	510	614,108
HP, Inc., 6.00%, 09/15/41	110	121,968
Seagate HDD Cayman:
4.25%, 03/01/22	149	154,233
5.75%, 12/01/34	325	340,499

		9,448,574

Thrifts & Mortgage Finance — 0.1%
BPCE SA(b):
3.00%, 05/22/22	606	616,663
2.70%, 10/01/29	3,516	3,490,403

		4,107,066

Tobacco — 0.6%
Altria Group, Inc.:
4.40%, 02/14/26	2,111	2,294,966
4.80%, 02/14/29	1,647	1,835,853
5.80%, 02/14/39	3,809	4,481,346
6.20%, 02/14/59	175	208,527
BAT Capital Corp.:
3.22%, 09/06/26	815	821,249

16

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
3.56%, 08/15/27	USD 1,096	$1,119,045
4.54%, 08/15/47	1,024	1,029,860
Philip Morris International, Inc.:
2.50%, 08/22/22	561	568,209
2.88%, 05/01/24	796	819,388
3.88%, 08/21/42	183	190,639
Reynolds American, Inc.:
4.45%, 06/12/25	4,536	4,884,751
5.70%, 08/15/35	140	162,771
5.85%, 08/15/45	1,445	1,658,417

		20,075,021

Trading Companies & Distributors — 0.0%
GATX Corp., 2.60%, 03/30/20	1,182	1,182,711

Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd.,
4.38%, 07/03/29	600	618,563

Wireless Telecommunication Services — 0.2%
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(b)(f)	1,789	1,804,859
Vodafone Group plc:
3.75%, 01/16/24	835	883,268
4.13%, 05/30/25	723	785,375
4.38%, 05/30/28	118	130,833
6.15%, 02/27/37	75	96,860
5.00%, 05/30/38	24	27,794
4.38%, 02/19/43	1,098	1,179,234
5.25%, 05/30/48	2,021	2,427,671
5.13%, 06/19/59	6	7,054

		7,342,948

Total Corporate Bonds — 35.4% (Cost: $1,164,859,908)		1,214,430,212

Foreign Agency Obligations — 0.6%

China — 0.0%
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(a)(e)	200	201,188

Colombia — 0.0%
Ecopetrol SA:
5.38%, 06/26/26	248	278,070
7.38%, 09/18/43	219	295,308

		573,378

India — 0.0%
Power Finance Corp. Ltd., 4.50%, 06/18/29	903	931,501
Rural Electrification Corp. Ltd., 4.63%, 03/22/28	300	311,250

		1,242,751

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT,
5.71%, 11/15/23	800	884,500
Pertamina Persero PT, 4.70%, 07/30/49	200	213,500
Perusahaan Listrik Negara PT, 4.88%, 07/17/49	700	756,000
Perusahaan Penerbit SBSN Indonesia III,
4.40%, 03/01/28	200	218,750

		2,072,750

Mexico — 0.5%
Petroleos Mexicanos:
6.38%, 02/04/21	602	624,951
(LIBOR USD 3 Month + 3.65%), 5.54%, 03/11/22(a)	116	120,860
4.50%, 01/23/26	292	290,219

Security	Par (000)	Value

Mexico (continued)
6.88%, 08/04/26	USD 499	$547,902
6.49%, 01/23/27(b)	1,371	1,460,115
6.50%, 03/13/27	10,414	11,033,372
5.35%, 02/12/28	669	662,310
6.63%, 06/15/35	673	688,479
7.69%, 01/23/50(b)	1,101	1,206,377

		16,634,585

Total Foreign Agency Obligations — 0.6% (Cost: $19,984,223)		20,724,652

Foreign Government Obligations — 2.3%

Colombia — 0.2%
Republic of Colombia, 3.88%, 04/25/27	7,542	7,994,520

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24	2,860	3,216,606

Indonesia — 0.4%
Republic of Indonesia:
4.10%, 04/24/28	1,130	1,226,756
8.25%, 05/15/29	IDR 51,247,000	4,012,641
6.63%, 05/15/33	5,775,000	387,080
8.38%, 03/15/34	27,149,000	2,106,211
7.50%, 06/15/35	32,645,000	2,345,643
8.38%, 04/15/39	45,653,000	3,531,058

		13,609,389

Mexico — 0.7%
United Mexican States:
6.50%, 06/09/22	MXN 234	1,231,403
8.00%, 12/07/23	210	1,157,275
8.00%, 09/05/24	166	921,524
10.00%, 12/05/24	1,619	9,702,640
4.15%, 03/28/27	USD 11,841	12,680,971

		25,693,813

Panama — 0.1%
Republic of Panama, 3.88%, 03/17/28	3,312	3,613,185

Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27	2,903	3,251,360

Philippines — 0.2%
Republic of the Philippines, 3.00%, 02/01/28	5,080	5,276,698

Russia — 0.3%
Russian Federation:
7.10%, 10/16/24	RUB 253,814	4,281,402
8.50%, 09/17/31	355,973	6,763,724

		11,045,126

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
3.25%, 10/26/26	USD 570	588,525
4.38%, 04/16/29	1,214	1,356,645

		1,945,170

United Arab Emirates — 0.0%
Emirate of Abu Dhabi United Arab Emirates,
2.13%, 09/30/24(b)	510	508,087

Uruguay — 0.1%
Oriental Republic of Uruguay, 4.38%, 10/27/27	4,161	4,595,659

Total Foreign Government Obligations — 2.3% (Cost: $76,855,974)		80,749,613

17

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 3.7%
American Municipal Power, Inc. (Combined Hydroelectric Project):
Series 2010B, RB, 7.83%, 02/15/41	USD 350	$547,256
Series 2009B, RB, 6.45%, 02/15/44	875	1,213,170
Arizona Industrial Development Authority, Series 2019-2, RB, 3.63%, 03/15/33	409	460,035
Bay Area Toll Authority, Series 2010S-1, RB, 7.04%, 04/01/50	2,650	4,245,671
Berks County Industrial Development Authority (Tower Health Project), Series 2017, RB, 5.00%, 11/01/47	420	476,767
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50	420	487,486
City of Atlanta, Series 2015, RB, 5.00%, 11/01/40	200	233,258
City of Cleveland, Series 2018, GO, 5.00%, 12/01/43	1,255	1,523,620
City of San Antonio Electric & Gas Systems, Series 2010A, RB, 5.81%, 02/01/41	815	1,120,120
City of Seattle:
Series 2019A, RB, 5.00%, 04/01/46	1,355	1,661,027
Series 2019A, RB, 5.00%, 04/01/47	1,935	2,367,724
Series 2019A, RB, 5.00%, 04/01/48	1,170	1,429,951
Colorado Health Facilities Authority (CommonSpirit Health), Series 2019A-2, RB, 5.00%, 08/01/44	2,740	3,232,186
Commonwealth Financing Authority, Series 2019A, RB, 3.81%, 06/01/41	2,400	2,559,816
Commonwealth of Massachusetts:
Series 2017F, GO, 5.00%, 11/01/40	1,350	1,642,099
Series 2018A, GO, 5.00%, 01/01/46	1,595	1,929,264
Series 2017F, GO, 5.00%, 11/01/46	2,575	3,104,343
Series 2018A, GO, 5.00%, 01/01/48	1,090	1,312,589
Series 2019H, GO, 2.90%, 09/01/49	930	885,341
County of Miami-Dade, Series 2019E, RB, 2.53%, 10/01/30	1,215	1,172,050
District of Columbia, Series 2016A, GO, 5.00%, 06/01/41	2,925	3,461,650
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46	805	927,344
Foothill-Eastern Transportation Corridor Agency, Series 2019A, RB, 4.09%, 01/15/49	440	440,290
Health & Educational Facilities Authority of the State of Missouri, Series 2016A, RB, 3.65%, 01/15/46	140	150,254
Long Island Power Authority, Series 2017, RB, 5.00%, 09/01/47	1,145	1,355,886
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42	800	1,219,728
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34	1,580	2,164,189
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48	290	341,263
Maryland Health & Higher Educational Facilities Authority:
Series 2015, RB, 5.00%, 08/15/25	440	518,263
Series 2015, RB, 5.00%, 08/15/27	280	328,250
Massachusetts Development Finance Agency:
Series 2018J-2, RB, 5.00%, 07/01/43	210	249,066
Series 2018J-2, RB, 5.00%, 07/01/48	600	705,582
Massachusetts Housing Finance Agency:
Series 2014B, RB, 4.50%, 12/01/39	215	225,434
Series 2014B, RB, 4.60%, 12/01/44	225	240,714
Series 2015A, RB, 4.50%, 12/01/48	275	289,250

Security	Par (000)	Value

Municipal Bonds (continued)
Massachusetts School Building Authority, Series 2019B, RB, 2.87%, 10/15/31	USD 1,450	$1,441,082
Metropolitan Atlanta Rapid Transit Authority, Series 2015A, RB, 5.00%, 07/01/41	580	675,613
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center), Series 2016A, RB, 5.00%, 07/01/40	210	244,942
Metropolitan Transportation Authority:
Series 2010A, RB, 6.67%, 11/15/39	200	281,688
Series 2010E, RB, 6.81%, 11/15/40	610	869,842
Michigan Finance Authority (Henry Ford Health System):
Series 2016, RB, 5.00%, 11/15/28	290	352,802
Series 2019T, RB, 3.38%, 12/01/40	940	940,235
Michigan State Housing Development Authority:
Series 2018B, RB, 3.55%, 10/01/33	250	266,165
Series 2018A, RB, 4.00%, 10/01/43	240	256,702
Series 2018A, RB, 4.05%, 10/01/48	110	117,071
Series 2018A, RB, 4.15%, 10/01/53	560	592,295
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project), Series 2010A, RB, 6.64%, 04/01/57	321	431,732
New Jersey Transportation Trust Fund Authority:
Series 2010C, RB, 5.75%, 12/15/28	720	829,526
Series 2009B, RB, 6.88%, 12/15/39(h)	1,260	1,262,999
Series 2019B, RB, 4.13%, 06/15/42	515	509,309
Series 2019BB, RB, 4.00%, 06/15/44	2,595	2,714,370
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40	496	778,284
New York City Housing Development Corp.:
Series 2018C-1-A, RB, 3.70%, 11/01/38	260	274,180
Series 2018C-1-B, RB, 3.85%, 11/01/43	780	823,290
Series 2014C-1-A, RB, 4.20%, 11/01/44	3,490	3,636,022
Series 2018C-1-A, RB, 4.00%, 11/01/53	830	867,109
New York City Transitional Finance Authority Future Tax Secured:
Series 2014A, Sub-Series A-2, RB, 3.65%, 11/01/24	895	945,952
Series 2018, Sub-Series C-4, RB, 3.55%, 05/01/25	1,205	1,287,145
Series 2014A, Sub-Series A-2, RB, 3.75%, 11/01/25	895	946,131
New York City Water & Sewer System:
Series 2010GG, RB, 5.72%, 06/15/42	1,720	2,402,548
Series 2020AA, RB, 5.38%, 06/15/43(h)	2,725	2,836,643
Series 2020AA, RB, 5.38%, 06/15/43	1,395	1,445,429
Series 2011AA, RB, 5.44%, 06/15/43	410	557,735
Series 2011EE, RB, 5.50%, 06/15/43(h)	4,935	5,141,628
Series 2011CC, RB, 5.88%, 06/15/44	330	474,085
Series 2018CC, RB, 5.00%, 06/15/48	1,250	1,491,175
New York State Dormitory Authority:
Series 2010H, RB, 5.39%, 03/15/40	320	406,144
Series 2019F, RB, 3.19%, 02/15/43(i)	875	876,295
New York Transportation Development Corp. (Delta Air Lines, Inc. Laguardia Airport Terminals C&D Redevelopment Project), Series 2018, RB, 5.00%, 01/01/30	1,365	1,656,687
Permanent University Fund - University of Texas System, Series 2017A, RB, 3.38%, 07/01/47	1,285	1,352,154
Port Authority of New York & New Jersey, Series 181, RB, 4.96%, 08/01/46	1,535	1,947,286

18

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds (continued)
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43	USD 220	$257,264
Rutgers The State University of New Jersey, Series 2010H, RB, 5.67%, 05/01/40	1,770	2,256,148
Salt River Project Agricultural Improvement & Power District, Series 2015A, RB, 5.00%, 12/01/45	600	700,302
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2019F, RB, 5.00%, 05/01/50	580	711,347
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 3.18%, 08/01/26	445	465,991
South Carolina Public Service Authority, Series 2016D, RB, 2.39%, 12/01/23	590	587,363
State of California:
Series 2018, GO, 4.60%, 04/01/38	2,870	3,197,094
Series 2009, GO, 7.55%, 04/01/39	920	1,472,028
Series 2009, GO, 7.30%, 10/01/39	420	641,617
State of Connecticut, Series 2008A, GO, 5.85%, 03/15/32	1,100	1,399,552
State of Delaware, Series 2019, GO, 5.00%, 02/01/24	2,320	2,682,407
State of Illinois, Series 2003, GO, 5.10%, 06/01/33	3,525	3,796,777
State of Oregon, Series 2003, GO, 5.89%, 06/01/27	1,795	2,141,220
State of Washington, Series 2018C, GO, 5.00%, 02/01/39	1,935	2,363,622
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, RB, 5.00%, 06/30/58	1,570	1,827,888
Triborough Bridge & Tunnel Authority, Series 2017A, RB, 5.00%, 11/15/47	2,135	2,566,441
University of California:
Series 2019BD, RB, 3.35%, 07/01/29	1,220	1,305,412
Series 2015AO, RB, 5.00%, 05/15/32	440	523,710
Series 2009R, RB, 5.77%, 05/15/43	6,160	8,151,343
Series 2012AD, RB, 4.86%, 05/15/12	219	270,879
Utah Transit Authority, Series 2039, RB, 5.94%, 06/15/39	1,455	1,955,811
Virginia Small Business Financing Authority (Transform 66 P3 Project), Series 2017, RB, 5.00%, 12/31/52	590	675,326

Total Municipal Bonds — 3.7% (Cost: $119,470,296)		126,102,773

Non-Agency Mortgage-Backed Securities — 3.5%

Collateralized Mortgage Obligations — 0.3%
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 2.33%, 02/25/35(c)	301	292,241
JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 08/25/47(b)(c)	3,902	3,929,448
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 2.05%, 04/16/36(b)(c)	6,626	5,812,189
MortgageIT Trust, Series 2004-1, Class A1, 2.57%, 11/25/34(c)	477	480,812
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(b)(c)	485	505,625
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 04/25/31(b)	248	246,986

		11,267,301

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 2.8%
1211 Avenue of the Americas Trust, Series 2015-1211, Class D, 4.14%, 08/10/35(b)(c)	USD 150	$156,763
280 Park Avenue Mortgage Trust, Series 2017-280P, Class D, 3.28%, 09/15/34(b)(c)	640	640,775
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(b)	500	512,149
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(b)(c)	1,550	1,556,708
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 3.84%, 04/15/35(b)(c)	225	224,435
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, 3.69%, 12/15/36(b)(c)	4,050	4,043,624
Aventura Mall Trust, Series 2013-AVM, Class D, 3.74%, 12/05/32(b)(c)	500	503,379
BAMLL Commercial Mortgage Securities Trust(b) (c):
Series 2017-SCH, Class CL, 3.24%, 11/15/32	1,450	1,449,942
Series 2017-SCH, Class DL, 3.74%, 11/15/32	1,490	1,490,596
Series 2018-DSNY, Class D, 3.44%, 09/15/34	830	831,454
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 2.59%, 01/15/33(b)(c)	358	358,027
BANK:
Series 2019-BN19, Class C, 4.03%, 08/15/61(c)	187	195,944
Series 2019-BN24, Class A3, 2.96%, 11/15/62	190	194,826
BBCMS Mortgage Trust(b)(c):
Series 2018-TALL, Class A, 2.46%, 03/15/37	232	230,837
Series 2018-TALL, Class D, 3.19%, 03/15/37	600	598,512
Series 2019-BWAY, Class D, 3.90%, 11/25/34	510	507,446
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)	1,119	1,153,875
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(b)(c)	260	259,342
Bear Stearns Commercial Mortgage Securities Trust(c):
Series 2005-PWR7, Class B, 5.21%, 02/11/41	132	131,837
Series 2007-T26, Class AM, 5.45%, 01/12/45	177	175,968
Benchmark Mortgage Trust:
Series 2018-B3, Class A5, 4.03%, 04/10/51	610	672,717
Series 2018-B3, Class D, 3.06%, 04/10/51(b)(c)	130	118,117
Series 2019-B10, Class 3CCA, 3.90%, 03/15/62(b)(c)	823	839,682
BWAY Mortgage Trust(b):
Series 2013-1515, Class A2, 3.45%, 03/10/33	710	739,344
Series 2013-1515, Class C, 3.45%, 03/10/33	2,810	2,870,437
Series 2013-1515, Class E, 3.72%, 03/10/33	100	101,532
BX Trust(b):
Series 2019-OC11, Class A, 3.20%, 12/09/41	400	411,413
Series 2019-OC11, Class D, 4.08%, 12/09/41	1,982	2,016,333
BXP Trust(b)(c):
Series 2017-CC, Class D, 3.55%, 08/13/37	210	212,982
Series 2017-GM, Class D, 3.42%, 06/13/39	140	141,276

19

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class D, 3.49%, 12/15/37(b)(c)	USD 1,385	$1,388,384
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT, Class D, 5.49%, 04/10/29(b)(c)	200	203,558
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48	1,266	1,296,859
Series 2017-CD3, Class A4, 3.63%, 02/10/50	280	299,723
Series 2017-CD4, Class A4, 3.51%, 05/10/50(c)	10	10,636
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48	110	117,799
Series 2018-TAN, Class C, 5.29%, 02/15/33(b)	840	885,279
CGDBB Commercial Mortgage Trust(b)(c):
Series 2017-BIOC, Class A, 2.53%, 07/15/32	1,096	1,095,221
Series 2017-BIOC, Class D, 3.34%, 07/15/32	1,142	1,142,630
CHC Commercial Mortgage Trust, Series 2019- CHC, Class B, 3.24%, 06/15/34(b)(c)	1,612	1,607,969
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.52%, 05/10/35(b)(c)	245	249,964
Series 2014-GC19, Class C, 5.09%, 03/10/47(c)	120	130,507
Series 2016-C1, Class D, 4.95%, 05/10/49(b)(c)	110	112,242
Series 2016-P3, Class C, 4.83%, 04/15/49(c)	501	539,572
Series 2016-P3, Class D, 2.80%, 04/15/49(b)(c)	29	25,034
Series 2017-C4, Class A4, 3.47%, 10/12/50	290	308,410
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,451	1,500,621
Commercial Mortgage Trust:
Series 2012-CR4, Class AM, 3.25%, 10/15/45	310	309,984
Series 2013-GAM, Class E, 3.42%, 02/10/28(b)(c)	490	481,619
Series 2014-CR14, Class A4, 4.24%, 02/10/47(c)	600	640,261
Series 2014-CR15, Class C, 4.75%, 02/10/47(c)	70	75,019
Series 2014-CR16, Class A4, 4.05%, 04/10/47	1,534	1,628,060
Series 2014-CR17, Class A5, 3.98%, 05/10/47	831	884,155
Series 2014-CR18, Class A4, 3.55%, 07/15/47	129	134,827
Series 2014-CR19, Class A5, 3.80%, 08/10/47	440	466,415
Series 2014-LC15, Class A4, 4.01%, 04/10/47	320	340,360
Series 2014-UBS4, Class C, 4.61%, 08/10/47(c)	551	569,847
Series 2015-CR24, Class A5, 3.70%, 08/10/48	300	319,073
Series 2015-CR25, Class A4, 3.76%, 08/10/48	854	910,729
Series 2015-LC19, Class A4, 3.18%, 02/10/48	420	435,466
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)	615	567,324
Series 2015-LC23, Class A4, 3.77%, 10/10/48	200	213,813

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-667M, Class D, 3.18%, 10/10/36(b)(c)	USD 440	$436,425
Series 2017-COR2, Class A3, 3.51%, 09/10/50	270	286,090
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)	4,150	3,856,325
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57	270	282,278
Series 2018-CX12, Class A4, 4.22%, 08/15/51(c)	200	221,481
Series 2019-C16, Class A3, 3.33%, 06/15/52	580	608,502
Series 2019-C16, Class C, 4.24%, 06/15/52(c)	800	830,540
Series 2019-C17, Class C, 3.93%, 09/15/52	672	684,590
Series 2019-C17, Class D, 2.50%, 09/15/52(b)	522	436,912
CSMC Trust(b):
Series 2017-PFHP, Class A, 2.69%, 12/15/30(c)	530	529,336
Series 2017-TIME, Class A, 3.65%, 11/13/39	230	239,380
DBJPM Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49	240	250,525
DBUBS Mortgage Trust(b):
Series 2011-LC1A, Class E, 5.70%, 11/10/46(c)	1,310	1,337,469
Series 2017-BRBK, Class A, 3.45%, 10/10/34	1,080	1,125,175
Series 2017-BRBK, Class D, 3.53%, 10/10/34(c)	360	365,202
Eleven Madison Mortgage Trust, Series 2015- 11MD, Class A, 3.55%, 09/10/35(b)(c)	350	366,427
GPMT Ltd., Series 2018-FL1, Class A, 2.66%, 11/21/35(b)(c)	280	279,296
GS Mortgage Securities Corp. II(b):
Series 2005-ROCK, Class A, 5.37%, 05/03/32	800	909,134
Series 2012-TMSQ, Class D, 3.46%, 12/10/30(c)	250	252,046
GS Mortgage Securities Corp. Trust(b):
Series 2016-RENT, Class C, 4.07%, 02/10/29(c)	395	398,528
Series 2017-500K, Class D, 3.04%, 07/15/32(c)	360	359,550
Series 2017-GPTX, Class A, 2.86%, 05/10/34	570	568,331
Series 2018-HULA, Class D, 3.54%, 07/15/25(c)	276	275,912
Series 2019-BOCA, Class A, 2.94%, 06/15/38(c)	317	316,897
GS Mortgage Securities Trust:
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)	400	424,602
Series 2015-GC28, Class B, 3.98%, 02/10/48	150	156,028
Series 2015-GC32, Class C, 4.41%, 07/10/48(c)	790	832,617
Series 2015-GS1, Class A3, 3.73%, 11/10/48	150	160,263
Series 2017-GS6, Class A3, 3.43%, 05/10/50	300	316,840
Series 2017-GS7, Class A4, 3.43%, 08/10/50	403	426,484
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)	150	140,987

20

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)	USD 50	$45,937
Series 2019-GSA1, Class C, 3.81%, 11/10/52	110	109,837
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)	1,890	1,910,344
Hudson Yards Mortgage Trust, Series 2016- 10HY, Class A, 2.84%, 08/10/38(b)	660	664,213
IMT Trust(b):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34	440	456,554
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(c)	730	736,666
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47	450	476,969
Series 2014-C26, Class A4, 3.49%, 01/15/48	753	790,724
Series 2015-C33, Class D1, 4.12%, 12/15/48(b)(c)	553	547,748
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.64%, 03/15/50(b)(c)	520	537,506
Series 2017-JP6, Class A5, 3.49%, 07/15/50	270	286,013
Series 2017-JP7, Class B, 4.05%, 09/15/50	90	95,147
Series 2019-COR5, Class C, 3.75%, 06/13/52	219	219,690
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class A5, 3.69%, 03/15/50	420	450,077
Series 2018-C8, Class A4, 4.21%, 06/15/51	200	223,173
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, 3.04%, 06/15/45(b)(c)	106	106,418
Series 2014-C20, Class A5, 3.80%, 07/15/47	480	508,731
Series 2015-JP1, Class A5, 3.91%, 01/15/49	50	53,911
Series 2015-JP1, Class C, 4.74%, 01/15/49(c)	730	769,571
Series 2015-JP1, Class D, 4.24%, 01/15/49(c)	770	770,338
Series 2015-JP1, Class E, 4.24%, 01/15/49(b)(c)	299	285,995
Series 2015-UES, Class C, 3.62%, 09/05/32(b)(c)	990	993,734
Series 2016-NINE, Class A, 2.85%, 09/06/38(b)(c)	1,330	1,350,208
MAD Mortgage Trust, Series 2017-330M, Class D, 3.98%, 08/15/34(b)(c)	300	304,114
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47	1,120	1,185,001
Series 2015-C23, Class A4, 3.72%, 07/15/50	248	263,743
Series 2015-C23, Class D, 4.13%, 07/15/50(b)(c)	424	423,329
Series 2015-C25, Class C, 4.53%, 10/15/48(c)	320	341,541
Series 2015-C26, Class A5, 3.53%, 10/15/48	74	78,085
Series 2015-C26, Class D, 3.06%, 10/15/48(b)	313	296,909
Series 2016-C31, Class A5, 3.10%, 11/15/49	460	475,640
Series 2017-C33, Class C, 4.56%, 05/15/50(c)	585	612,884
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31(b)	200	199,512

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 5.95%, 06/11/42(c)	USD 375	$396,050
Series 2014-CPT, Class E, 3.45%, 07/13/29(b)(c)	350	351,886
Series 2017-H1, Class C, 4.28%, 06/15/50(c)	121	123,852
Series 2017-H1, Class D, 2.55%, 06/15/50(b)	2,440	2,105,329
Series 2017-HR2, Class D, 2.73%, 12/15/50	1,360	1,221,748
Series 2018-H3, Class A5, 4.18%, 07/15/51	37	41,127
Series 2018-H3, Class C, 4.85%, 07/15/51(c)	550	595,356
Series 2018-H3, Class D, 3.00%, 07/15/51(b)	510	460,281
Series 2019-AGLN, Class D, 3.49%, 03/15/34(b)(c)	1,700	1,699,993
Series 2019-H6, Class A4, 3.42%, 06/15/52	420	445,455
Series 2019-L2, Class A4, 4.07%, 03/15/52	347	385,395
Natixis Commercial Mortgage Securities Trust(b)(c):
Series 2018-FL1, Class A, 2.72%, 06/15/35	178	176,902
Series 2019-10K, Class D, 4.13%, 05/15/39	900	940,551
Series 2019-LVL, Class D, 4.44%, 08/15/38	310	331,960
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(b)(d)	370	379,472
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, 2.89%, 05/17/29(b)(c)	GBP 260	341,770
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.59%, 09/15/39(b)(c)	USD 460	456,783
VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, 12/13/29(b)(c)	150	150,847
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%, 12/15/47	130	136,053
Series 2015-C27, Class C, 3.89%, 02/15/48	425	420,159
Series 2015-C28, Class A4, 3.54%, 05/15/48	220	232,256
Series 2015-C30, Class A4, 3.66%, 09/15/58	390	415,027
Series 2015-C31, Class A4, 3.70%, 11/15/48	250	266,683
Series 2015-NXS1, Class A5, 3.15%, 05/15/48	89	92,246
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(c)	890	950,800
Series 2015-NXS4, Class A4, 3.72%, 12/15/48	150	160,164
Series 2015-NXS4, Class D, 3.60%, 12/15/48(c)	181	179,308
Series 2015-P2, Class A4, 3.81%, 12/15/48	510	547,224
Series 2016-NXS5, Class D, 4.87%, 01/15/59(c)	2,717	2,854,831
Series 2017-C39, Class D, 4.35%, 09/15/50(b)(c)	120	120,297
Series 2017-HSDB, Class A, 2.59%, 12/13/31(b)(c)	397	395,805
Series 2018-1745, Class A, 3.75%, 06/15/36(b)(c)	210	224,443
Series 2018-C44, Class D, 3.00%, 05/15/51(b)	83	74,961
Series 2018-C45, Class C, 4.73%, 06/15/51	130	137,759
Series 2019-C54, Class A4, 3.15%, 12/15/52	131	135,452
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, 2.69%, 03/15/44(b)(c)	2	2,358
Series 2014-C21, Class A5, 3.68%, 08/15/47	485	511,760

		94,938,409

21

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 0.4%(c)
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(b)	USD 11,000	$142,230
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.63%, 02/15/50	4,185	172,607
Series 2017-BNK3, Class XD, 1.29%, 02/15/50(b)	2,000	157,120
BANK:
Series 2019-BN20, Class XA, 0.84%, 09/15/62	2,477	166,294
Series 2019-BN20, Class XB, 0.36%, 09/15/62	8,371	271,945
Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.35%, 05/15/52	4,366	446,408
BBCMS Trust, Series 2015-SRCH, Class XA, 0.96%, 08/10/35(b)	7,280	414,523
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36(b)	65,905	1,856,946
Benchmark Mortgage Trust:
Series 2019-B13, Class XA, 1.27%, 08/15/57	14,587	1,218,828
Series 2019-B9, Class XA, 1.05%, 03/15/52	4,949	389,055
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, 0.73%, 05/10/58	2,030	86,762
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.05%, 03/10/46	17,833	431,619
Series 2015-3BP, Class XA, 0.06%, 02/10/35(b)	40,878	195,397
Series 2018-COR3, Class XD, 1.75%, 05/10/51(b)	770	94,045
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB, 0.13%, 11/15/50	3,170	51,010
Series 2019-C16, Class XA, 1.57%, 06/15/52	11,133	1,325,697
Series 2019-C17, Class XA, 1.37%, 09/15/52	8,621	875,487
Series 2019-C17, Class XB, 0.56%, 09/15/52	4,040	193,901
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/10/37(b)	5,975	159,174
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50	3,040	178,266
GS Mortgage Securities Trust, Series 2019-GSA1, Class XA, 0.84%, 11/10/52	3,090	206,572
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 0.85%, 09/15/47	963	31,739
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)	1,800	80,057
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.51%, 04/15/46	4,040	67,382
Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)	4,330	185,670
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.20%, 06/15/50(b)	3,030	422,897
Series 2019-H6, Class XB, 0.72%, 06/15/52	5,210	315,767
Series 2019-L2, Class XA, 1.03%, 03/15/52	2,054	161,800
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(b)	10,700	289,970

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32	USD 17,050	$51,662
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(d)	3,410	36
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.64%, 10/15/52	6,859	772,790
Series 2019-C18, Class XA, 1.18%, 12/15/52	7,350	554,614
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.26%, 08/15/49(b)	1,180	81,125
Series 2019-C50, Class XA, 1.46%, 05/15/52	4,763	486,818

		12,536,213

Total Non-Agency Mortgage-Backed Securities — 3.5% (Cost: $115,728,207)		118,741,923

	Beneficial Interest (000)

Other Interests — 0.0%(j)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(d)(k)(l)	16,030	—

Total Other Interests — 0.0%		—

	Par (000)

Capital Trusts — 0.4%
Banks — 0.1%
JPMorgan Chase & Co., Series FF, 5.00%(e)(m)	2,290	2,381,600

Capital Markets — 0.2%(e)(m)
Bank of New York Mellon Corp. (The), Series F, 4.62%	2,494	2,623,364
State Street Corp.:
Series F, 5.25%	1,110	1,138,282
Series H, 5.63%	3,780	4,011,563

		7,773,209

Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(b)(e)	4,000	4,130,000

Total Capital Trusts — 0.4% (Cost: $13,801,174)		14,284,809

U.S. Government Sponsored Agency Securities — 45.8%

Agency Obligations — 0.1%
Federal National Mortgage Association, 6.63%, 11/15/30	1,500	2,138,344

Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.:
Series 1591, Class PK, 6.35%, 10/15/23	234	247,494
Series 2996, Class MK, 5.50%, 06/15/35	7	7,588
Federal National Mortgage Association:
Series 2005-29, Class WB, 4.75%, 04/25/35	90	93,407
Series 2005-62, Class CQ, 4.75%, 07/25/35	42	42,038

		390,527

22

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 0.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K076, Class A2, 3.90%, 04/25/28	USD 698	$771,273
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(m):
Series KL4F, Class A2AS, 3.68%, 10/25/25	382	404,758
Series KW06, Class A2, 3.80%, 06/25/28	240	260,547
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2016-K54, Class B, 4.05%, 04/25/48(b)(m)	300	314,561
Series 2017-K64, Class B, 3.98%, 05/25/50(b)(m)	664	702,312
Series 2018-K77, Class B, 4.16%, 05/25/51(b)(m)	180	190,577
Series 2018-K80, Class B, (LIBOR USD 1 Month + 0.00%), 4.23%, 08/25/50(a)(b)	340	363,218
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(m)	562	585,517
Series 2018-SB53, Class A10F, 3.66%, 06/25/28(m)	332	348,426
Series 2019-K103, Class B, 3.57%, 12/25/51(b)(m)	201	198,412
Federal National Mortgage Association ACES Variable Rate Notes, Series 2006-M2, Class A2A, 5.27%, 10/25/32(m)	6,104	6,841,870
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38	240	233,643
Series 2016-158, Class VA, 2.00%, 03/16/35	155	146,605

		11,361,719

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Government National Mortgage Association Variable Rate Notes:
Series 2012-23, 0.35%, 06/16/53(m)	864	11,966
Series 2013-30, 0.79%, 09/16/53(m)	2,949	111,529
Series 2013-63, 0.79%, 09/16/51(m)	4,257	210,415
Series 2013-78, 0.75%, 10/16/54(m)	3,122	120,231
Series 2013-191, 0.73%, 11/16/53(m)	815	25,014
Series 2015-22, 0.70%, 03/16/55(m)	2,539	107,514
Series 2015-37, 0.76%, 10/16/56(m)	554	29,381
Series 2015-48, 0.69%, 02/16/50(m)	1,363	55,253
Series 2016-26, 0.94%, 02/16/58(m)	7,801	515,527
Series 2016-67, 1.14%, 07/16/57(m)	1,081	79,389
Series 2016-92, 1.00%, 04/16/58(m)	1,820	123,389
Series 2016-96, 0.98%, 12/16/57(m)	3,928	279,280
Series 2016-97, 1.04%, 07/16/56(m)	2,340	168,970
Series 2016-110, 1.03%, 05/16/58(m)	4,454	318,116
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(a)	1,868	152,439
Series 2016-128, 0.95%, 09/16/56(m)	3,214	230,122
Series 2016-152, 0.88%, 08/15/58(m)	2,710	183,608
Series 2016-162, 0.99%, 09/16/58(m)	5,418	417,468
Series 2016-165, 0.96%, 12/16/57(m)	1,577	119,837

		3,259,448

Mortgage-Backed Securities — 45.3%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31	7,018	7,125,044
3.00%, 09/01/27 - 02/01/47	17,484	18,036,721
3.50%, 11/01/41 - 01/01/48	46,383	49,312,180
4.00%, 08/01/40 - 02/01/47	7,402	7,957,678
4.50%, 02/01/39 - 04/01/49	34,716	37,682,367
5.00%, 07/01/35 - 11/01/41	3,769	4,150,028
5.50%, 05/01/36 - 06/01/41	2,508	2,815,032

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 06/01/29 - 12/01/32	USD 5		$5,877
8.00%, 11/01/22	—	(n)	217
Federal National Mortgage Association:
4.00%, 01/01/41	286		304,156
7.00%, 06/01/32	12		13,768
Government National Mortgage Association:
2.50%, 01/15/50(o)	3,286		3,299,991
3.00%, 12/20/44 - 12/20/46	38,156		39,413,282
3.00%, 01/15/50(o)	44,250		45,461,176
3.50%, 01/15/42 - 04/20/48	32,598		34,112,892
3.50%, 01/15/50 - 02/15/50(o)	128,718		132,681,361
4.00%, 04/20/39 - 05/20/49	12,502		13,132,468
4.00%, 01/15/50 - 02/15/50(o)	54,241		56,149,513
4.50%, 12/20/39 - 03/20/49	16,915		17,993,974
4.50%, 01/15/50(o)	15,597		16,306,176
5.00%, 12/15/38 - 07/20/41	5,087		5,622,815
5.00%, 01/15/50(o)	2,330		2,453,053
5.50%, 03/15/32 - 11/15/33	5		5,342
5.50%, 01/15/50(o)	4,400		4,671,906
6.00%, 12/15/36	46		50,843
7.50%, 11/15/29	—	(n)	366
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32	3,984		3,959,926
2.50%, 09/01/27 -02/01/33	18,791		19,065,308
2.50%, 01/25/35 - 01/25/50(o)	29,175		29,006,969
3.00%, 04/01/28 - 03/01/47	82,055		84,664,147
3.00%, 01/25/35 - 01/25/50(o)	72,302		73,469,401
3.50%, 08/01/27 - 01/01/48	84,300		89,347,803
3.50%, 01/25/35 - 02/25/50(o)	147,460		151,679,997
4.00%, 08/01/33 - 08/01/48	60,218		64,735,957
4.00%, 01/25/50 - 02/25/50(o)	309,615		322,059,420
4.50%, 02/01/25 - 05/01/49	80,729		88,184,310
4.50%, 01/25/50 - 02/25/50(o)	89,465		94,208,032
5.00%, 11/01/32 - 06/01/45	4,904		5,382,094
5.00%, 01/25/50(o)	10,466		11,188,809
5.50%, 10/01/21 - 04/01/41	5,755		6,444,719
6.00%, 01/01/21 - 06/01/41	8,266		9,463,731
6.50%, 05/01/40	1,724		1,955,865

			1,553,574,714

Total U.S. Government Sponsored Agency Securities — 45.8% (Cost: $1,552,103,997)			1,570,724,752

U.S. Treasury Obligations — 18.7%
U.S. Treasury Bonds:
4.25%, 05/15/39	1,534		2,021,884
4.50%, 08/15/39	1,534		2,085,102
4.38%, 11/15/39	1,534		2,056,219
3.13%, 02/15/43	5,900		6,705,027
2.88%, 05/15/43 - 11/15/46	11,585		12,692,650
3.63%, 08/15/43	5,900		7,250,086
3.75%, 11/15/43	5,900		7,393,207
3.00%, 02/15/48	5,685		6,407,173
2.25%, 08/15/49	8,032		7,813,630
U.S. Treasury Inflation Linked Notes:
0.50%, 04/15/24	261,942		266,176,998
0.13%, 10/15/24	26,620		26,772,899
0.25%, 01/15/25	46,934		47,351,130
U.S. Treasury Notes:
2.00%, 07/31/20 - 02/15/25	36,910		37,162,201
2.50%, 12/31/20	17,039		17,181,435
1.13%, 07/31/21	25,556		25,365,328
1.75%, 07/31/21 - 07/31/24	57,327		57,511,644
1.50%, 01/31/22 - 08/15/26	39,189		38,836,724
2.13%, 12/31/22 - 05/15/25	35,211		35,862,671

23

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
2.75%, 05/31/23	USD 11,361	$11,779,937
2.25%, 08/15/27	11,361	11,685,410
2.88%, 08/15/28	3,406	3,673,424
3.13%, 11/15/28	3,406	3,747,531
1.63%, 08/15/29	3,413	3,327,542

Total U.S. Treasury Obligations — 18.7% (Cost: $631,527,684)		640,859,852

Total Long-Term Investments — 117.1% (Cost: $3,923,163,919)		4,014,759,727

Short-Term Securities — 8.4%

Foreign Government Obligations — 2.0%

Japan — 2.0%
Japan Treasury Bills(p):
(0.14)%, 03/09/20	JPY 3,670,100	33,787,133
(0.11)%, 03/16/20	3,652,750	33,628,236

		67,415,369

Total Foreign Government Obligations — 2.0% (Cost: $67,344,921)		67,415,369

	Shares

Money Market Funds — 6.4%(q)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%*	220,258,444	220,258,444
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.41%	979	979

Total Money Market Funds — 6.4% (Cost: $220,259,423)		220,259,423

Total Short-Term Securities — 8.4% (Cost: $287,604,344)		287,674,792

Total Options Purchased — 0.0% (Cost: $1,513,199)		656,534

Total Investments Before Options Written and TBA Sale Commitments — 125.5% (Cost: $4,212,281,462)		4,303,091,053

Total Options Written — (0.0)% (Premium Received — $996,102)		(102,757)

	Par (000)

TBA Sale Commitments — (4.9)%(o)

Mortgage-Backed Securities — (4.9)%
Government National Mortgage Association:
3.50%, 01/15/50	USD 69,546	(71,673,608)
4.00%, 01/15/50	11,120	(11,509,200)
4.50%, 01/15/50	6,678	(7,101,636)
Uniform Mortgage-Backed Securities:
2.50%, 01/25/35 - 02/25/35	12,190	(12,298,067)
3.50%, 01/25/35 - 01/25/50	26,356	(27,125,585)
4.00%, 01/25/35 - 01/25/50	15,129	(15,745,783)
4.50%, 01/25/35 - 01/25/50	4,520	(4,711,241)
3.00%, 01/25/50	7,234	(7,336,859)
5.50%, 01/25/50	5,112	(5,504,985)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 01/25/50	USD 6,269	$(6,907,654)

Total TBA Sale Commitments — (4.9)% (Proceeds: $169,857,963)		(169,914,618)

Total Investments Net of Options Written and TBA Sale Commitments — 120.6% (Cost: $4,041,427,397)		4,133,073,678

Liabilities in Excess of Other Assets — (20.6)%		(705,374,754)

Net Assets — 100.0%		$3,427,698,924

24

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Perpetual security with no stated maturity date.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Zero-coupon bond.
(h)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	When-issued security.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Non-income producing security.
(m)	Variable rate security. Rate shown is the rate in effect as of period end.
(n)	Amount is less than 500.
(o)	Represents or includes a TBA transaction.
(p)	Rates are discount rates or a range of discount rates as of period end.
(q)	Annualized 7-day yield as of period end.
*

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	45,790,217	174,468,227	220,258,444	$220,258,444	$488,034	$379	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

25

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	143	03/06/20	$22,851	$(58,108)
Euro-Schatz	1,211	03/06/20	152,009	(135,194)
U.S. Treasury 10 Year Ultra Note	244	03/20/20	34,332	(283,466)
U.S. Treasury Ultra Bond	993	03/20/20	180,385	(5,297,589)
U.S. Treasury 2 Year Note	2,372	03/31/20	511,166	(325,984)

				(6,100,341)

Short Contracts
Euro-Bund	111	03/06/20	21,227	215,995
Euro-Buxl	18	03/06/20	4,005	90,946
U.S. Treasury 10 Year Note	1,686	03/20/20	216,519	1,568,863
U.S. Treasury Long Bond	164	03/20/20	25,569	212,242
Long Gilt	110	03/27/20	19,143	76,339
U.S. Treasury 5 Year Note	324	03/31/20	38,429	(73,023)

				2,091,362

				$(4,008,979)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,852,845	USD	680,000	Barclays Bank plc	01/03/20	$29,187
BRL	2,854,334	USD	670,000	Citibank NA	01/03/20	39,557
ZAR	9,425,225	USD	670,000	JPMorgan Chase Bank NA	01/06/20	2,687
EUR	300,000	JPY	36,168,420	Bank of America NA	01/08/20	3,642
EUR	450,000	JPY	54,421,438	Deutsche Bank AG	01/08/20	3,909
KRW	334,846,500	USD	285,000	BNP Paribas SA	01/08/20	4,798
KRW	795,276,600	USD	670,000	Citibank NA	01/08/20	18,283
MXN	16,290,715	USD	830,000	Barclays Bank plc	01/08/20	31,025
MXN	9,960,859	USD	510,000	State Street Bank and Trust Co.	01/08/20	16,469
TWD	15,301,530	USD	510,000	Standard Chartered Bank	01/08/20	1,406
RUB	42,983,850	USD	670,000	Bank of America NA	01/09/20	22,046
RUB	10,934,230	USD	170,000	Citibank NA	01/09/20	6,043
USD	33,814,761	JPY	3,671,201,000	Citibank NA	01/09/20	15,049
USD	33,732,895	JPY	3,653,846,000	UBS AG	01/14/20	83,469
COP	7,283,670,690	USD	2,109,261	JPMorgan Chase Bank NA	01/22/20	104,865
COP	2,366,352,760	USD	683,522	Natwest Markets plc	01/22/20	35,814
RUB	56,429,651	USD	873,964	HSBC Bank plc	01/22/20	33,035
RUB	83,535,349	USD	1,297,032	JPMorgan Chase Bank NA	01/22/20	45,639
BRL	5,490,518	USD	1,350,000	Credit Suisse International	02/04/20	13,572
JPY	128,217,148	USD	1,180,000	Morgan Stanley & Co. International plc	02/05/20	2,244
MXN	34,620,000	USD	1,787,826	Bank of America NA	02/05/20	33,758
MXN	10,558,000	USD	538,621	HSBC Bank plc	02/05/20	16,904
EUR	9,821,000	USD	10,918,976	State Street Bank and Trust Co.	02/25/20	133,775
USD	10,873,982	EUR	8,330,000	Deutsche Bank AG	02/25/20	1,499,232
USD	11,072,370	JPY	1,109,230,000	HSBC Bank plc	03/16/20	821,026
BRL	33,548,698	USD	8,192,000	Bank of America NA	03/18/20	122,069
BRL	35,013,920	USD	8,480,000	Deutsche Bank AG	03/18/20	197,180
MXN	58,512,575	USD	3,025,000	BNP Paribas SA	03/18/20	35,241
MXN	222,557,053	USD	11,405,000	Citibank NA	03/18/20	234,859
MXN	47,569,020	USD	2,460,000	Deutsche Bank AG	03/18/20	27,887
RUB	1,077,345,730	USD	16,813,000	Bank of America NA	03/18/20	387,432

						4,022,102

USD	1,350,000	BRL	5,483,700	Credit Suisse International	01/03/20	(13,189)

26

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	128,180,697	USD	1,180,000	Morgan Stanley & Co. International plc	01/06/20	$(86)
USD	1,180,000	JPY	128,431,565	Morgan Stanley & Co. International plc	01/06/20	(2,223)
USD	670,000	ZAR	9,884,969	Credit Suisse International	01/06/20	(35,499)
JPY	90,118,380	EUR	750,000	Morgan Stanley & Co. International plc	01/08/20	(11,892)
USD	955,000	KRW	1,136,087,100	Deutsche Bank AG	01/08/20	(28,242)
USD	330,000	MXN	6,475,367	JPMorgan Chase Bank NA	01/08/20	(12,247)
USD	1,010,000	MXN	19,306,371	UBS AG	01/08/20	(10,414)
USD	510,000	TWD	15,370,890	Standard Chartered Bank	01/08/20	(3,724)
USD	840,000	RUB	52,737,468	Standard Chartered Bank	01/09/20	(9,081)
USD	2,784,035	COP	9,650,023,450	Credit Suisse International	01/22/20	(149,427)
USD	3,922,325	RUB	254,000,000	Morgan Stanley & Co. International plc	01/22/20	(160,238)
USD	494,102	AUD	728,000	State Street Bank and Trust Co.	02/05/20	(17,204)
USD	9,976,467	EUR	9,029,000	Citibank NA	02/05/20	(172,702)
USD	2,124,609	EUR	1,905,000	Goldman Sachs International	02/05/20	(16,732)
USD	472,181	EUR	425,000	Morgan Stanley & Co. International plc	02/05/20	(5,546)
USD	5,126,492	IDR	72,668,027,267	Barclays Bank plc	02/05/20	(112,001)
USD	3,657,628	IDR	51,778,363,364	BNP Paribas SA	02/05/20	(74,970)
USD	2,560,537	IDR	36,334,012,267	Citibank NA	02/05/20	(58,710)
USD	765,004	IDR	10,850,819,000	HSBC Bank plc	02/05/20	(17,210)
USD	8,695,505	MXN	168,268,461	HSBC Bank plc	02/05/20	(158,195)
USD	6,573,475	MXN	127,354,000	State Street Bank and Trust Co.	02/05/20	(127,449)
USD	8,608,759	RUB	553,224,689	JPMorgan Chase Bank NA	02/05/20	(267,415)
USD	670,000	ZAR	9,463,348	JPMorgan Chase Bank NA	02/05/20	(2,635)
EUR	8,330,000	USD	10,265,434	JPMorgan Chase Bank NA	02/25/20	(890,684)
JPY	1,109,230,000	USD	10,278,262	JPMorgan Chase Bank NA	03/16/20	(26,918)
USD	6,284,000	CAD	8,167,315	Bank of America NA	03/18/20	(7,237)
USD	6,284,000	CHF	6,049,450	Morgan Stanley & Co. International plc	03/18/20	(253)

						(2,392,123)

Net Unrealized Appreciation						$1,629,979

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-day Eurodollar March 2020 Futures	1,420	03/13/20	USD	99.00	USD	355,000	$35,500
90-day Eurodollar March 2020 Futures	2,687	03/13/20	USD	99.13	USD	671,750	50,382

							$85,882

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.71%	Semi-Annual	Citibank NA	06/03/20	1.71%	USD	12,120	$97,534

Put
10-Year Interest Rate Swap	2.00%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	01/29/20	2.00%	USD	35,641	111,570
10-Year Interest Rate Swap	2.30%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/30/20	2.30%	USD	5,224	9,350
10-Year Interest Rate Swap	2.30%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	03/30/20	2.30%	USD	15,672	28,050

27

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap	1.71%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	06/03/20	1.71%	USD	12,120	$324,148

										473,118

										$570,652

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
90-day Eurodollar March 2020 Futures	1,343	03/13/20	USD	98.88	USD	335,750	$(41,969)
90-day Eurodollar March 2020 Futures	2,764	03/13/20	USD	99.00	USD	691,000	(51,824)

							$(93,793)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
Put
2-Year Interest Rate Swap	1.86%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	01/29/20	1.86%	USD	178,203	$(8,964)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD	41,210	$(1,082,142)	$(892,598)	$(189,544)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency				Notional Amount (000)
1.62%	At Termination	1 day REPO_CORRA	At Termination	03/04/20	(a)	04/15/20	CAD	1,893,145	$182,790	$—	$182,790
1 day		1.59%
REPO_CORRA	At Termination		At Termination	04/15/20	(a)	06/03/20	CAD	1,630,125	(231,460)	—	(231,460)
28 day MXIBTIIE	Monthly	6.88%	Monthly	N/A		12/15/20	MXN	124,540	(10,757)	—	(10,757)
28 day MXIBTIIE	Monthly	6.88%	Monthly	N/A		12/16/20	MXN	240,954	(21,002)	—	(21,002)
6.86%	Monthly	28 day MXIBTIIE	Monthly	07/24/20	(a)	07/23/21	MXN	14,879	(2,806)	—	(2,806)
6.90%	Monthly	28 day MXIBTIIE	Monthly	07/27/20	(a)	07/26/21	MXN	20,768	(4,373)	—	(4,373)
6.78%	Monthly	28 day MXIBTIIE	Monthly	08/07/20	(a)	08/06/21	MXN	65,716	(10,396)	—	(10,396)
3 month BA	Semi-Annual	1.94%	Semi-Annual	N/A		12/06/21	CAD	63,445	(41,955)	—	(41,955)
28 day MXIBTIIE	Monthly	6.52%	Monthly	N/A		12/14/21	MXN	189,055	(35,178)	—	(35,178)
28 day MXIBTIIE	Monthly	6.51%	Monthly	N/A		12/15/21	MXN	161,073	(31,086)	—	(31,086)
3 month BA	Semi-Annual	2.02%	Semi-Annual	N/A		12/17/21	CAD	65,540	28,435	—	28,435
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/18/22	MXN	16,156	(12,253)	—	(12,253)

28

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency			Notional Amount (000)
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A	07/19/22	MXN	8,078	$(6,139)	$—	$(6,139)
7.22%	Monthly	28 day MXIBTIIE	Monthly	N/A	07/20/22	MXN	3,107	(2,328)	—	(2,328)
7.21%	Monthly	28 day MXIBTIIE	Monthly	N/A	07/25/22	MXN	4,349	(3,236)	—	(3,236)
7.20%	Monthly	28 day MXIBTIIE	Monthly	N/A	08/03/22	MXN	20,145	(15,152)	—	(15,152)
28 day MXIBTIIE	Monthly	7.00%	Monthly	N/A	08/11/22	MXN	37,133	17,688	—	17,688
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	14,801	(10,097)	—	(10,097)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	19,509	(13,172)	—	(13,172)
28 day MXIBTIIE	Monthly	6.73%	Monthly	N/A	08/09/24	MXN	12,536	3,240	—	3,240
28 day MXIBTIIE	Monthly	6.67%	Monthly	N/A	08/12/24	MXN	27,583	3,600	—	3,600
28 day MXIBTIIE	Monthly	6.72%	Monthly	N/A	08/13/24	MXN	23,733	5,454	—	5,454
28 day MXIBTIIE	Monthly	6.59%	Monthly	N/A	11/08/24	MXN	72,592	(4,174)	—	(4,174)
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A	07/17/25	MXN	14,506	(12,508)	—	(12,508)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	485	12,370	—	12,370
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A	09/11/25	USD	367	(12,373)	—	(12,373)
2.91%	Semi-Annual	3 month LIBOR	Quarterly	N/A	08/23/26	USD	844	(66,830)	—	(66,830)
2.93%	Semi-Annual	3 month LIBOR	Quarterly	N/A	08/24/28	USD	1,870	(175,692)	—	(175,692)
3.16%	Semi-Annual	3 month LIBOR	Quarterly	N/A	10/03/28	USD	1,035	(111,302)	—	(111,302)

								$(580,692)	$—	$(580,692)

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	1,491	$(6,431)	$1,578	$(8,009)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	1,491	(9,262)	3,211	(12,473)
Republic of Chile	1.00%	Quarterly	Citibank NA	12/20/24	USD	591	(16,539)	(13,169)	(3,370)
Republic of Chile	1.00%	Quarterly	Citibank NA	12/20/24	USD	807	(22,587)	(18,017)	(4,570)
Republic of Chile	1.00%	Quarterly	Citibank NA	12/20/24	USD	590	(16,511)	(12,862)	(3,649)
Republic of Chile	1.00%	Quarterly	Citibank NA	12/20/24	USD	590	(16,511)	(14,014)	(2,497)
Republic of Chile	1.00%	Quarterly	Citibank NA	12/20/24	USD	1,183	(33,094)	(28,703)	(4,391)
Republic of Chile	1.00%	Quarterly	Citibank NA	12/20/24	USD	591	(16,547)	(14,352)	(2,195)
Republic of Chile	1.00%	Quarterly	Citibank NA	12/20/24	USD	591	(16,539)	(14,609)	(1,930)
Republic of Chile	1.00%	Quarterly	Citibank NA	12/20/24	USD	590	(16,511)	(14,177)	(2,334)
Republic of Chile	1.00%	Quarterly	Citibank NA	12/20/24	USD	1,180	(33,022)	(27,641)	(5,381)
Republic of Chile	1.00%	Quarterly	Citibank NA	12/20/24	USD	1,076	(30,112)	(26,025)	(4,087)
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/24	USD	1,742	(23,188)	(6,290)	(16,898)
Republic of Colombia	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	970	(12,911)	(3,674)	(9,237)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	1,923	55,109	73,844	(18,735)
State of Qatar	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	454	(13,962)	(11,221)	(2,741)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	624	(6,592)	(6,316)	(276)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	624	(6,592)	(6,612)	20
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	624	(6,592)	(6,168)	(424)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	983	(10,384)	(9,717)	(667)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	624	(6,592)	(6,760)	168
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	624	(6,592)	(6,464)	(128)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	624	(6,592)	(6,464)	(128)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	1,247	(13,176)	(12,330)	(846)
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/24	USD	624	(6,591)	(6,610)	19
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/24	USD	624	(6,592)	(6,464)	(128)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	3,513	(37,113)	26,379	(63,492)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	817	(8,630)	6,134	(14,764)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	2,060	(21,761)	12,433	(34,194)
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	563	(5,947)	(6,632)	685
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	675	(7,130)	(7,631)	501

29

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	1,126	$(11,893)	$(13,258)	$1,365
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	787	(8,313)	(8,150)	(163)
United Mexican States	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	665	(7,025)	(6,574)	(451)
CMBX.NA.9.AAA-	0.50%	Monthly	Credit Suisse International	09/17/58	USD	2,560	(16,725)	14,756	(31,481)
CMBX.NA.9.AAA-	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	2,060	(13,458)	12,030	(25,488)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	3,140	(20,514)	19,508	(40,022)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	1,720	(11,237)	9,913	(21,150)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	1,440	(9,407)	8,295	(17,702)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	880	2,384	15,038	(12,654)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	576	1,560	16,089	(14,529)
CMBX.NA.6.AAA-	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	772	(6,592)	(113)	(6,479)
CMBX.NA.6.AAA-	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	1,804	(15,398)	(1,357)	(14,041)
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	10	506	597	(91)
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	540	13,660	25,063	(11,403)

							$(487,946)	$(77,506)	$(410,440)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	1,491	$6,431	$(1,774)	$8,205
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB+	USD	1,491	9,262	(2,863)	12,125
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	NR	USD	—	—	(6)	6
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	NR	USD	—	—	(14)	14
CMBX.NA.3.AM	0.50%	Monthly	JPMorgan Chase Bank NA	12/13/49	NR	USD	2	—	(66)	66
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	1,062	(2,876)	(61,858)	58,982
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	704	(1,907)	(36,360)	34,453
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	414	(1,121)	(24,534)	23,413
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A	USD	8,100	73,787	(169,090)	242,877
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A	USD	4,040	36,802	(85,781)	122,583
CMBX.NA.10.BBB-	3.00%	Monthly	JPMorgan Securities LLC	11/17/59	BBB-	USD	70	(68)	(2,913)	2,845
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	BBB	USD	560	(14,166)	(21,500)	7,334

								$106,144	$(406,759)	$512,903

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

30

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.45%	At Termination	1 day BZDIOVER	At Termination	JPMorgan Chase Bank NA	01/04/21	BRL	45,217	$18,828	$—	$18,828
4.46%	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/04/21	BRL	30,316	11,743	—	11,743
4.49%	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/04/21	BRL	44,485	14,003	—	14,003
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	8,580	(193,823)	—	(193,823)
1 day BZDIOVER	At Termination	5.32%	At Termination	JPMorgan Chase Bank NA	01/03/22	BRL	35,314	13,803	—	13,803
1 day BZDIOVER	At Termination	6.35%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	23,630	131,206	—	131,206
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	6,925	170,877	—	170,877
1 day BZDIOVER	At Termination	5.98%	At Termination	JPMorgan Chase Bank NA	01/02/25	BRL	14,167	(46,959)	—	(46,959)
1 day BZDIOVER	At Termination	5.99%	At Termination	Citibank NA	01/02/25	BRL	10,180	(31,798)	—	(31,798)
1 day BZDIOVER	At Termination	6.03%	At Termination	JPMorgan Chase Bank NA	01/02/25	BRL	10,181	(27,298)	—	(27,298)
1 day BZDIOVER	At Termination	6.05%	At Termination	Citibank NA	01/02/25	BRL	9,986	(24,248)	—	(24,248)
1 day BZDIOVER	At Termination	6.26%	At Termination	Citibank NA	01/02/25	BRL	15,119	(637)	—	(637)
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	7,400	15,472	—	15,472
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	6,011	(3,231)	—	(3,231)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	06/09/25	MXN	3,006	(2,315)	—	(2,315)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	7,228	(6,138)	—	(6,138)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	08/11/25	MXN	7,575	6,939	—	6,939
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	08/11/25	MXN	7,575	6,939	—	6,939
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	28,117	25,960	—	25,960
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	901	(999)	—	(999)

								$78,324	$—	$78,324

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 day REPO_CORRA	Canadian Overnight Repo Rate	1.78%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	7.55%
3 month BA	Canadian Bankers Acceptances	2.08%
3 month LIBOR	London Interbank Offered Rate	1.91%

31

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

RUB	New Russian Ruble

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BA	Canadian Bankers Acceptances

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

RB	Revenue Bonds

REPO_CORRA	Canadian Overnight Repo Rate

SCA	Svenska Cellulosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-be-announced

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$227,151,141	$990,000	$228,141,141
Corporate Bonds(a)	—	1,214,430,212	—	1,214,430,212
Foreign Agency Obligations(a)	—	20,724,652	—	20,724,652
Foreign Government Obligations(a)	—	80,749,613	—	80,749,613
Municipal Bonds	—	126,102,773	—	126,102,773
Non-Agency Mortgage-Backed Securities	—	118,362,415	379,508	118,741,923
Capital Trusts(a)	—	14,284,809	—	14,284,809
U.S. Government Sponsored Agency Securities	—	1,570,724,752	—	1,570,724,752
U.S. Treasury Obligations	—	640,859,852	—	640,859,852
Short-Term Securities:

32

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Core Bond Portfolio

	Level 1	Level 2	Level 3	Total
Foreign Government Obligations(a)	$—	$67,415,369	$—	$67,415,369
Money Market Funds	220,259,423	—	—	220,259,423
Options Purchased:
Interest rate contracts	85,882	570,652	—	656,534
Liabilities:
Investments:
TBA Sale Commitments	—	(169,914,618)	—	(169,914,618)

	$220,345,305	$3,911,461,622	$1,369,508	$4,133,176,435

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$515,661	$—	$515,661
Foreign currency exchange contracts	—	4,022,102	—	4,022,102
Interest rate contracts	2,164,385	669,347	—	2,833,732
Liabilities:
Credit contracts	—	(602,742)	—	(602,742)
Foreign currency exchange contracts	—	(2,392,123)	—	(2,392,123)
Interest rate contracts	(6,267,157)	(1,180,679)	—	(7,447,836)

	$(4,102,772)	$1,031,566	$—	$(3,071,206)

(a)	See above Schedule of Investments for values in each industry or country.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

33